JPMorgan Income Fund
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 27.0%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 (a) (b)	600	471
Acrc 3.75%, 11/15/2026 ‡ (a)	30,333	28,589
Areit Frn 9.17%, 10/17/2025 ‡ (a) (b)	29,000	28,420
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (a)	8,795	6,825
Series 2019-BN16, Class F, 3.84%, 2/15/2052 (a) (b)	3,000	1,489
Series 2019-BN17, Class D, 3.00%, 4/15/2052 (a)	2,800	2,261
Series 2019-BN17, Class E, 3.00%, 4/15/2052 (a)	2,500	1,861
Series 2019-BN21, Class E, 2.50%, 10/17/2052 (a)	8,600	5,027
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (a)	2,841	1,432
Series 2019-BN23, Class XA, IO, 0.80%, 12/15/2052 (b)	38,363	1,091
Series 2020-BN29, Class D, 2.50%, 11/15/2053 (a)	5,000	3,607
Series 2020-BN29, Class E, 2.50%, 11/15/2053 (a)	3,500	2,352
Series 2020-BN30, Class D, 2.50%, 12/15/2053 (a) (b)	5,231	3,826
Series 2020-BN30, Class E, 2.50%, 12/15/2053 (a) (b)	4,145	2,828
Series 2017-BNK9, Class D, 2.80%, 11/15/2054 (a)	2,149	1,331
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (a) (b)	1,000	838
Series 2017-BNK5, Class C, 4.35%, 6/15/2060 (b)	2,050	1,942
Series 2017-BNK6, Class D, 3.10%, 7/15/2060 (a)	3,195	2,554
Series 2018-BN14, Class XB, IO, 0.18%, 9/15/2060 (b)	132,263	434
Series 2017-BNK7, Class D, 2.71%, 9/15/2060 (a)	3,000	2,057
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (a)	1,000	488
Series 2018-BN10, Class D, 2.60%, 2/15/2061 (a)	1,500	1,250
Series 2018-BN12, Class D, 3.00%, 5/15/2061 (a)	1,250	791
Series 2018-BN13, Class D, 3.00%, 8/15/2061 (a)	2,000	1,399
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (a)	2,000	1,439
Series 2019-BN18, Class E, 3.00%, 5/15/2062 (a)	2,150	975
Series 2019-BN20, Class XA, IO, 0.92%, 9/15/2062 (b)	49,070	1,555
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (a)	6,721	4,173
Series 2019-BN20, Class E, 2.50%, 9/15/2062 (a)	8,600	4,769
Series 2019-BN24, Class XA, IO, 0.75%, 11/15/2062 (b)	98,476	2,749
Series 2019-BN22, Class D, 2.50%, 11/15/2062 (a)	4,250	3,159
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (a)	7,380	5,359
Series 2020-BN25, Class E, 2.50%, 1/15/2063 (a)	4,250	2,773
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (a)	3,250	2,376
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (a)	5,520	3,335
Series 2020-BN26, Class AS, 2.69%, 3/15/2063	7,278	6,229
Series 2021-BN33, Class D, 2.50%, 5/15/2064 (a)	3,700	2,579
Series 2021-BN33, Class E, 2.50%, 5/15/2064 (a)	3,850	2,413
Series 2021-BN33, Class C, 3.30%, 5/15/2064	7,609	6,161
Series 2021-BN35, Class XB, IO, 0.70%, 6/15/2064 (b)	40,000	1,395
Series 2021-BN35, Class E, 2.50%, 6/15/2064 (a) (b)	5,300	3,328
BANK5
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 (b)	26,446	27,423
Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	19,630	20,340
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	6,665	6,998
Barclays Commercial Mortgage Trust Series 2019-C4, Class D, 3.25%, 8/15/2052 (a)	8,451	4,705

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
BBCMS Mortgage Trust
Series 2018-TALL, Class E, 7.24%, 3/15/2037 (a) (b)	6,000	4,685
Series 2017-C1, Class D, 3.70%, 2/15/2050 (a) (b)	1,000	608
Series 2021-C11, Class XB, IO, 1.08%, 9/15/2054 (b)	30,040	1,698
Series 2021-C11, Class XA, IO, 1.48%, 9/15/2054 (b)	159,099	9,867
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (b)	7,100	8,015
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (b)	15,110	15,995
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (a)	2,000	1,063
Series 2018-B1, Class C, 4.34%, 1/15/2051 (b)	1,000	852
Series 2018-B2, Class XA, IO, 0.60%, 2/15/2051 (b)	33,632	365
Series 2018-B8, Class D, 3.00%, 1/15/2052 (a)	3,050	2,008
Series 2019-B9, Class D, 3.00%, 3/15/2052 (a)	2,000	1,219
Series 2019-B9, Class F, 3.91%, 3/15/2052 (a) (b)	6,000	2,740
Series 2019-B11, Class D, 3.00%, 5/15/2052 (a)	1,900	866
Series 2020-B16, Class E, 2.50%, 2/15/2053 (a)	7,250	4,658
Series 2020-B21, Class E, 2.00%, 12/17/2053 (a)	2,500	1,312
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (b)	27,131	28,414
Series 2023-V3, Class A3, 6.36%, 7/15/2056 (b)	278	290
Series 2024-V5, Class A3, 5.81%, 1/10/2057	4,133	4,259
Series 2024-V9, Class A3, 5.60%, 8/15/2057	15,500	15,891
Series 2019-B14, Class E, 2.50%, 12/15/2062 (a)	3,000	1,648
Series 2019-B15, Class E, 2.75%, 12/15/2072 (a)	9,150	4,626
BHMS Series 2018-ATLS, Class A, 6.16%, 7/15/2035 (a) (b)	27,095	27,083
BMARK Series 2023-V4, Class A3, 6.84%, 11/15/2056 (b)	28,900	30,672
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 2B10, PO, , 5/25/2052 ‡ (a)	22,815	22,374
Series 2019-FRR1, Class 3AB, PO, , 5/25/2052 ‡ (a)	10,499	8,109
Series 2019-FRR1, Class 4A, PO, , 5/25/2052 ‡ (a)	5,000	3,679
Series 2019-FRR1, Class 1A5, 9.05%, 5/25/2052 (a) (b)	525	519
BMO Mortgage Trust
Series 2023-C5, Class A5, 5.77%, 6/15/2056	17,900	18,861
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (b)	39,786	41,654
Series 2023-5C2, Class A3, 7.30%, 11/15/2056 (b)	27,530	29,582
Series 2023-C7, Class A5, 6.16%, 12/15/2056	10,900	11,786
Series 2024-5C3, Class A3, 5.74%, 2/15/2057	18,530	19,019
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (b)	24,700	26,154
Series 2024-C9, Class XA, IO, 1.08%, 7/15/2057 (b)	80,138	5,440
Series 2024-C9, Class A5, 5.76%, 7/15/2057	10,710	11,350
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	10,200	10,327
Series 2024-C10, Class XA, IO, 0.61%, 11/15/2057 (b)	386,781	20,241
Series 2024-5C7, Class XA, IO, 1.14%, 11/15/2057 (a) (b)	91,998	3,677
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (b)	7,000	7,181
Series 2024-5C7, Class AS, 5.89%, 11/15/2057 (b)	1,550	1,591
BX
Series 2021-MFM1, Class E, 6.97%, 1/15/2034 (a) (b)	2,275	2,247
Series 2021-MFM1, Class F, 7.72%, 1/15/2034 (a) (b)	1,400	1,380

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
BX Commercial Mortgage Trust
Series 2024-MF, Class A, 6.05%, 2/15/2039 (a) (b)	7,943	7,945
Series 2024-MF, Class B, 6.30%, 2/15/2039 (a) (b)	3,223	3,219
Series 2024-AIR2, Class A, 6.10%, 10/15/2041 (a) (b)	3,500	3,508
California Housing Finance Agency Series 2021-2, Class X, IO, 0.82%, 3/25/2035 (b)	62,238	2,715
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E, 2.50%, 11/15/2052 (a)	2,300	1,674
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 (a)	10,400	10,164
Series 2021-FRR1, Class CK45, 1.22%, 2/28/2025 (a) (b)	12,500	12,264
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 (a)	8,200	7,420
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (a)	20,000	18,326
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	6,700	6,063
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	2,500	2,241
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	6,970	5,039
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	8,000	6,056
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	14,000	9,831
Series 2021-FRR1, Class BK58, 2.42%, 9/29/2029 (a) (b)	11,000	10,100
CD Mortgage Trust
Series 2016-CD1, Class C, 3.63%, 8/10/2049 (b)	3,000	2,105
Series 2017-CD3, Class D, 3.25%, 2/10/2050 (a)	700	142
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (a)	3,550	2,924
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (a)	266	217
Series 2017-CD6, Class C, 4.41%, 11/13/2050 (b)	914	829
Series 2018-CD7, Class D, 3.25%, 8/15/2051 (a) (b)	1,629	1,250
Series 2019-CD8, Class XB, IO, 0.84%, 8/15/2057 (a) (b)	78,512	2,247
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (a)	1,910	955
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class B, 3.80%, 11/10/2049	1,000	925
Series 2016-C6, Class C, 4.31%, 11/10/2049 (b)	800	709
Series 2016-C6, Class D, 4.31%, 11/10/2049 (a) (b)	1,900	1,362
CGMS Commercial Mortgage Trust
Series 2017-B1, Class D, 3.00%, 8/15/2050 (a)	4,359	3,566
Series 2017-B1, Class E, 3.30%, 8/15/2050 (a) (b)	809	453
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D, 5.11%, 9/10/2045 (a) (b)	1,875	1,266
Series 2014-GC25, Class D, 3.55%, 10/10/2047 (a)	3,750	2,129
Series 2015-GC29, Class D, 3.11%, 4/10/2048 (a)	4,500	4,098
Series 2015-GC31, Class D, 4.17%, 6/10/2048 (b)	3,800	725
Series 2015-P1, Class D, 3.23%, 9/15/2048 (a)	2,285	2,061
Series 2016-GC36, Class C, 4.90%, 2/10/2049 (b)	1,000	796
Series 2016-P3, Class B, 4.27%, 4/15/2049 (b)	3,000	2,702
Series 2016-P4, Class C, 4.09%, 7/10/2049 (b)	3,624	3,170
Series 2016-C2, Class D, 3.25%, 8/10/2049 (a) (b)	1,500	1,318
Series 2016-C3, Class D, 3.00%, 11/15/2049 (a)	1,500	1,050
Series 2017-C4, Class D, 3.00%, 10/12/2050 (a)	5,453	4,367
Series 2019-GC43, Class E, 3.00%, 11/10/2052 (a)	9,287	4,781
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (a)	4,500	2,164
Series 2019-GC41, Class B, 3.20%, 8/10/2056	3,000	2,555

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-GC33, Class D, 3.17%, 9/10/2058	9,000	5,011
Series 2015-GC33, Class E, 4.73%, 9/10/2058 (a) (b)	4,330	2,021
COMM Mortgage Trust
Series 2024-CBM, Class A1, 5.66%, 12/10/2041 (a) (b) (c)	14,250	14,266
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (a) (b) (c)	5,484	5,566
Series 2024-CBM, Class B, 6.51%, 12/10/2041 (a) (b) (c)	5,976	6,103
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.75%, 2/10/2037 (a) (b)	1,630	1,611
Series 2020-CBM, Class E, 3.75%, 2/10/2037 (a) (b)	2,670	2,585
Series 2020-CBM, Class F, 3.75%, 2/10/2037 (a) (b)	17,870	16,788
Series 2013-CR8, Class D, 3.64%, 6/10/2046 (a) (b)	750	736
Series 2013-CR13, Class E, 5.11%, 11/10/2046 (a) (b)	1,500	293
Series 2014-CR14, Class C, 3.79%, 2/10/2047 (b)	1,000	928
Series 2014-UBS2, Class D, 4.91%, 3/10/2047 (a) (b)	2,080	1,560
Series 2014-LC15, Class D, 4.93%, 4/10/2047 (a) (b)	1,610	1,546
Series 2014-CR19, Class E, 4.19%, 8/10/2047 (a) (b)	6,000	5,338
Series 2014-CR19, Class D, 4.69%, 8/10/2047 (a) (b)	971	921
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (a)	4,760	3,111
Series 2014-LC17, Class D, 3.69%, 10/10/2047 (a)	20,708	19,374
Series 2014-CR20, Class D, 3.22%, 11/10/2047 (a)	3,700	2,886
Series 2014-CR21, Class D, 4.25%, 12/10/2047 (a) (b)	1,735	1,647
Series 2015-CR22, Class D, 4.24%, 3/10/2048 (a) (b)	4,174	3,072
Series 2015-CR23, Class D, 4.48%, 5/10/2048 (b)	1,490	1,170
Series 2015-LC21, Class E, 3.25%, 7/10/2048 (a)	3,000	1,924
Series 2015-LC21, Class D, 4.46%, 7/10/2048 (b)	4,200	3,690
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (b)	1,458	1,291
Series 2015-CR25, Class D, 3.92%, 8/10/2048 (b)	1,000	914
Series 2015-CR27, Class D, 3.60%, 10/10/2048 (a) (b)	2,072	1,693
Series 2015-LC23, Class D, 3.70%, 10/10/2048 (a) (b)	2,000	1,695
Series 2015-LC23, Class E, 3.70%, 10/10/2048 (a) (b)	3,500	2,799
Series 2016-CR28, Class E, 4.24%, 2/10/2049 (a) (b)	3,588	2,594
Series 2016-DC2, Class C, 4.81%, 2/10/2049 (b)	2,500	2,405
Series 2016-COR1, Class XB, IO, 0.57%, 10/10/2049 (a) (b)	27,554	165
Series 2016-COR1, Class C, 4.47%, 10/10/2049 (b)	1,000	850
Series 2013-CR11, Class D, 4.61%, 8/10/2050 (a) (b)	2,775	2,553
Series 2018-COR3, Class D, 2.97%, 5/10/2051 (a) (b)	3,250	1,052
Series 2019-GC44, Class E, 2.50%, 8/15/2057 (a)	8,493	5,266
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.71%, 11/15/2048 (b)	3,298	3,044
Series 2016-C5, Class D, 3.78%, 11/15/2048 (a) (b)	2,750	2,293
Series 2017-CX10, Class AS, 3.67%, 11/15/2050 (b)	7,000	6,574
Series 2018-CX11, Class C, 4.98%, 4/15/2051 (b)	6,734	6,194
Series 2019-C16, Class XA, IO, 1.70%, 6/15/2052 (b)	71,893	4,052
Series 2019-C16, Class C, 4.24%, 6/15/2052 (b)	5,500	4,975
Series 2019-C17, Class D, 2.50%, 9/15/2052 (a)	5,500	2,518
Series 2019-C18, Class XB, IO, 0.23%, 12/15/2052 (b)	61,932	457
Series 2019-C18, Class XA, IO, 1.13%, 12/15/2052 (b)	45,743	1,698
Series 2020-C19, Class D, 2.50%, 3/15/2053 (a)	4,450	2,547

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-C20, Class E, 2.25%, 3/15/2054 (a)	5,659	3,402
Series 2015-C2, Class B, 4.21%, 6/15/2057 (b)	9,468	8,763
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	12,636	9,342
DBGS Mortgage Trust Series 2018-C1, Class D, 3.05%, 10/15/2051 (a) (b)	1,000	682
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.62%, 8/10/2049 (a) (b)	2,950	2,019
Series 2016-C3, Class E, 4.37%, 8/10/2049 (a) (b)	1,250	648
Series 2017-C6, Class D, 3.37%, 6/10/2050 (a) (b)	1,800	1,299
ELM Trust Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (a) (b)	12,915	13,047
FHLMC
Series 2023-MN7, Class M1, 8.33%, 9/25/2043 (a) (b)	4,075	4,115
Series 2023-MN7, Class M2, 10.43%, 9/25/2043 (a) (b)	10,000	10,967
Series 2023-MN7, Class B1, 13.58%, 9/25/2043 (a) (b)	6,000	6,831
Series 2024-MN8, Class M1, 7.58%, 5/25/2044 (a) (b)	4,934	4,991
Series 2024-MN8, Class M2, 8.98%, 5/25/2044 (a) (b)	12,025	12,493
Series 2024-MN8, Class B1, 12.08%, 5/25/2044 (a) (b)	8,300	9,179
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.55%, 2/25/2040 (a) (b)	55,335	6,267
FHLMC, Multi-Class Certificates
Series 2020-RR11, Class BX, IO, 2.44%, 12/27/2028 (b)	15,054	766
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	38,620	2,716
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (b)	31,381	4,290
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (b)	40,000	2,778
Series 2023-RR21, Class X, IO, 3.28%, 4/27/2036 (b)	186,283	41,051
Series 2021-P011, Class X1, IO, 1.77%, 9/25/2045 (b)	9,642	1,092
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M2, 8.08%, 7/25/2041 (a) (b)	14,070	13,724
Series 2021-MN2, Class B1, 10.23%, 7/25/2041 (a) (b)	2,000	1,829
Series 2021-MN1, Class M1, 6.73%, 1/25/2051 (a) (b)	625	622
Series 2021-MN1, Class M2, 8.48%, 1/25/2051 (a) (b)	14,640	14,950
Series 2021-MN1, Class B1, 12.48%, 1/25/2051 (a) (b)	2,100	2,328
Series 2021-MN3, Class M2, 8.73%, 11/25/2051 (a) (b)	18,800	19,174
Series 2021-MN3, Class B1, 11.58%, 11/25/2051 (a) (b)	3,500	3,731
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K053, Class X1, IO, 1.00%, 12/25/2025 (b)	61,369	435
Series KC06, Class X1, IO, 1.01%, 6/25/2026 (b)	36,100	215
Series K734, Class X3, IO, 2.24%, 7/25/2026 (b)	30,250	811
Series KC04, Class X1, IO, 1.41%, 12/25/2026 (b)	42,764	772
Series K064, Class X3, IO, 2.22%, 5/25/2027 (b)	18,830	855
Series KC05, Class X1, IO, 1.36%, 6/25/2027 (b)	141,929	2,856
Series K740, Class X1, IO, 0.82%, 9/25/2027 (b)	114,736	1,951
Series K742, Class X1, IO, 0.86%, 3/25/2028 (b)	28,677	457
Series K742, Class X3, IO, 2.68%, 4/25/2028 (b)	16,000	1,244
Series K743, Class X1, IO, 1.02%, 5/25/2028 (b)	3,953	108
Series K075, Class X3, IO, 2.20%, 5/25/2028 (b)	5,471	331
Series K080, Class X1, IO, 0.27%, 7/25/2028 (b)	139,979	716
Series K084, Class X3, IO, 2.31%, 11/25/2028 (b)	19,450	1,530
Series K091, Class X1, IO, 0.71%, 3/25/2029 (b)	8,943	192
Series K749, Class XAM, IO, 0.31%, 4/25/2029 (b)	100,000	1,048

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series KW09, Class X1, IO, 0.94%, 5/25/2029 (b)	78,480	2,035
Series K095, Class XAM, IO, 1.38%, 6/25/2029 (b)	9,000	459
Series K528, Class X1, IO, 1.01%, 7/25/2029 (b)	67,000	2,357
Series KG02, Class X1, IO, 1.14%, 8/25/2029 (b)	23,975	878
Series K100, Class X1, IO, 0.77%, 9/25/2029 (b)	231,577	6,137
Series K101, Class X3, IO, 1.95%, 10/25/2029 (b)	81,000	6,469
Series K090, Class X3, IO, 2.39%, 10/25/2029 (b)	147,080	13,093
Series K104, Class X1, IO, 1.23%, 1/25/2030 (b)	6,740	311
Series K105, Class X1, IO, 1.64%, 1/25/2030 (b)	65,021	4,171
Series K107, Class X1, IO, 1.71%, 1/25/2030 (b)	88,312	5,935
Series K109, Class X1, IO, 1.69%, 4/25/2030 (b)	39,346	2,668
Series K110, Class X1, IO, 1.81%, 4/25/2030 (b)	92,399	6,524
Series K119, Class X1, IO, 1.02%, 9/25/2030 (b)	34,540	1,484
Series K122, Class X1, IO, 0.97%, 11/25/2030 (b)	37,105	1,547
Series K124, Class X1, IO, 0.81%, 12/25/2030 (b)	65,447	2,321
Series K124, Class XAM, IO, 1.03%, 1/25/2031 (b)	17,689	868
Series K128, Class X1, IO, 0.61%, 3/25/2031 (b)	95,384	2,454
Series K129, Class X3, IO, 3.27%, 5/25/2031 (b)	26,500	4,326
Series K130, Class X1, IO, 1.14%, 6/25/2031 (b)	29,892	1,631
Series K131, Class X1, IO, 0.83%, 7/25/2031 (b)	18,898	749
Series K131, Class X3, IO, 3.05%, 9/25/2031 (b)	19,369	2,986
Series KG06, Class X1, IO, 0.63%, 10/25/2031 (b)	3,094	90
Series K136, Class X1, IO, 0.49%, 12/25/2031 (b)	99,257	1,985
Series K-150, Class X1, IO, 0.45%, 9/25/2032 (b)	24,987	570
Series K-154, Class X1, IO, 0.53%, 1/25/2033 (b)	10,895	297
Series K-161, Class X3, IO, 5.66%, 11/25/2033 (b)	8,038	2,847
Series KX04, Class XFX, IO, 1.77%, 1/25/2034 (b)	74,809	3,508
Series K-1512, Class X3, IO, 3.26%, 10/25/2034 (b)	7,134	1,602
Series K-1515, Class X1, IO, 1.63%, 2/25/2035 (b)	19,798	2,088
Series Q012, Class X, IO, 4.06%, 9/25/2035 (b)	29,634	4,712
Series K-1518, Class X1, IO, 0.95%, 10/25/2035 (b)	14,650	926
Series K-1521, Class X1, IO, 1.09%, 8/25/2036 (b)	17,865	1,409
Series K-1513, Class X3, IO, 3.03%, 12/25/2037 (b)	12,475	2,598
Series K-1515, Class X3, IO, 3.81%, 3/25/2038 (b)	6,000	1,617
Series K-1516, Class X3, IO, 3.58%, 10/25/2038 (b)	2,500	644
Series K-1521, Class X3, IO, 3.47%, 9/25/2039 (b)	10,834	2,893
Series K044, Class X3, IO, 1.55%, 1/25/2043 (b)	73,508	101
Series K067, Class X3, IO, 2.19%, 9/25/2044 (b)	91,000	4,685
Series K727, Class X3, IO, 3.51%, 10/25/2044 (b)	4,564	1
Series 2024-MN9, Class M1, 7.18%, 10/25/2044 (a) (b)	2,100	2,100
Series 2024-MN9, Class M2, 7.98%, 10/25/2044 (a) (b)	2,400	2,404
Series 2024-MN9, Class B1, 10.73%, 10/25/2044 (a) (b)	2,000	2,046
Series K070, Class X3, IO, 2.11%, 12/25/2044 (b)	42,245	2,183
Series K724, Class X3, IO, 3.95%, 12/25/2044 (b)	96	—
Series K730, Class X3, IO, 2.12%, 2/25/2045 (b)	27,176	51
Series K065, Class X3, IO, 2.26%, 7/25/2045 (b)	13,000	659
Series K066, Class X3, IO, 2.24%, 8/25/2045 (b)	25,000	1,330
Series K728, Class X3, IO, 4.25%, 11/25/2045 (b)	434	—

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K072, Class X3, IO, 2.21%, 12/25/2045 (b)	20,640	1,227
Series K089, Class X3, IO, 2.38%, 1/25/2046 (b)	132,506	11,070
Series K087, Class X3, IO, 2.40%, 1/25/2046 (b)	89,384	6,944
Series K091, Class X3, IO, 2.36%, 4/25/2046 (b)	81,933	7,337
Series K078, Class X3, IO, 2.29%, 6/25/2046 (b)	2,680	182
Series K079, Class X3, IO, 2.33%, 7/25/2046 (b)	9,000	626
Series K097, Class X3, IO, 2.09%, 9/25/2046 (b)	93,876	7,613
Series K081, Class X3, IO, 2.31%, 9/25/2046 (b)	29,425	2,194
Series K082, Class X3, IO, 2.29%, 10/25/2046 (b)	49,000	3,793
Series K083, Class X3, IO, 2.37%, 11/25/2046 (b)	15,000	1,184
Series K103, Class X3, IO, 1.91%, 12/25/2046 (b)	80,100	6,133
Series K102, Class X3, IO, 1.96%, 12/25/2046 (b)	69,791	5,487
Series K104, Class X3, IO, 1.96%, 2/25/2047 (b)	45,985	3,743
Series K088, Class X3, IO, 2.43%, 2/25/2047 (b)	94,987	8,044
Series K735, Class X3, IO, 2.23%, 5/25/2047 (b)	40,000	1,195
Series K093, Class X3, IO, 2.28%, 5/25/2047 (b)	136,528	11,287
Series K092, Class X3, IO, 2.33%, 5/25/2047 (b)	103,000	8,890
Series K094, Class X3, IO, 2.20%, 7/25/2047 (b)	35,331	2,921
Series K095, Class X3, IO, 2.17%, 8/25/2047 (b)	91,253	7,642
Series K736, Class X3, IO, 2.08%, 9/25/2047 (b)	89,231	2,763
Series K116, Class X3, IO, 3.12%, 9/25/2047 (b)	23,000	3,183
Series K099, Class X3, IO, 2.02%, 10/25/2047 (b)	49,100	3,815
Series K098, Class X3, IO, 2.07%, 10/25/2047 (b)	145,702	11,239
Series K740, Class X3, IO, 2.56%, 11/25/2047 (b)	21,423	1,267
Series K737, Class X3, IO, 1.84%, 1/25/2048 (b)	74,853	2,475
Series K106, Class X3, IO, 1.97%, 3/25/2048 (b)	100,622	8,130
Series K105, Class X3, IO, 2.04%, 3/25/2048 (b)	118,746	10,264
Series K111, Class X3, IO, 3.29%, 4/25/2048 (b)	52,234	7,561
Series K108, Class X3, IO, 3.61%, 4/25/2048 (b)	63,492	9,490
Series K738, Class X3, IO, 3.42%, 5/25/2048 (b)	71,537	4,506
Series K109, Class X3, IO, 3.50%, 5/25/2048 (b)	13,770	2,088
Series K110, Class X3, IO, 3.52%, 6/25/2048 (b)	28,200	4,179
Series K112, Class X3, IO, 3.11%, 7/25/2048 (b)	47,630	6,563
Series K114, Class X3, IO, 2.83%, 8/25/2048 (b)	10,750	1,315
Series K119, Class X3, IO, 2.82%, 9/25/2048 (b)	8,000	1,067
Series K117, Class X3, IO, 2.97%, 10/25/2048 (b)	36,500	4,873
Series K120, Class X3, IO, 2.84%, 11/25/2048 (b)	38,372	4,947
Series K121, Class X3, IO, 2.87%, 11/25/2048 (b)	52,192	6,988
Series K739, Class X3, IO, 2.90%, 11/25/2048 (b)	39,675	2,627
Series K122, Class X3, IO, 2.72%, 1/25/2049 (b)	36,631	4,571
Series K126, Class X3, IO, 2.72%, 1/25/2049 (b)	39,727	5,256
Series K127, Class X3, IO, 2.74%, 3/25/2049 (b)	8,066	1,054
Series K743, Class X3, IO, 3.06%, 6/25/2049 (b)	5,000	444
Series K147, Class X3, IO, 3.93%, 6/25/2050 (b)	15,000	3,294
Series K096, Class X3, IO, 2.11%, 8/25/2051 (b)	48,669	3,799
Series K148, Class X3, IO, 4.29%, 8/25/2054 (b)	18,414	4,522
Series Q014, Class X, IO, 2.78%, 10/25/2055 (b)	5,262	803
Series K-152, Class X3, IO, 4.48%, 11/25/2055 (b)	2,625	687

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K-153, Class X1, IO, 0.60%, 12/25/2032 (b)	21,997	715
FIVE Mortgage Trust Series 2023-V1, Class XA, IO, 0.89%, 2/10/2056 (b)	50,913	943
FNMA ACES
Series 2016-M12, Class X2, IO, 0.03%, 9/25/2026 (b)	64,611	17
Series 2019-M28, Class XAV3, IO, 1.21%, 2/25/2027 (b)	25,912	230
Series 2017-M8, Class X, IO, 0.20%, 5/25/2027 (b)	41,024	84
Series 2020-M10, Class X7, IO, 1.75%, 11/25/2027 (b)	29,619	1,023
Series 2020-M26, Class X3, IO, 1.84%, 1/25/2028 (b)	20,834	568
Series 2020-M4, Class 1X2, IO, 0.84%, 2/25/2028 (b)	13,282	254
Series 2020-M4, Class 1X3, IO, 1.12%, 2/25/2028 (b)	72,822	1,876
Series 2020-M33, Class X, IO, 1.90%, 6/25/2028 (b)	28,637	1,016
Series 2019-M30, Class X4, IO, 1.23%, 8/25/2028 (b)	19,926	147
Series 2020-M10, Class X6, IO, 1.50%, 8/25/2028 (b)	17,915	675
Series 2019-M31, Class X, IO, 1.41%, 9/25/2028 (b)	29,319	1,083
Series 2019-M30, Class X1, IO, 0.37%, 11/25/2028 (b)	78,527	598
Series 2020-M10, Class X3, IO, 1.44%, 11/25/2028 (b)	57,610	2,063
Series 2020-M10, Class X5, IO, 1.55%, 11/25/2028 (b)	53,631	2,110
Series 2019-M12, Class X, IO, 0.68%, 6/25/2029 (b)	141,232	2,012
Series 2019-M19, Class X2, IO, 0.74%, 9/25/2029 (b)	85,856	1,989
Series 2019-M32, Class X2, IO, 1.23%, 10/25/2029 (b)	28,235	1,092
Series 2019-M30, Class X2, IO, 0.13%, 12/25/2029 (b)	99,159	230
Series 2019-M28, Class XA2, IO, 0.32%, 2/25/2030 (b)	13,546	112
Series 2020-M3, Class X1, IO, 0.40%, 2/25/2030 (b)	16,010	202
Series 2019-M28, Class XA3, IO, 0.71%, 2/25/2030 (b)	24,192	517
Series 2020-M6, Class XD, IO, 1.15%, 2/25/2030 (b)	6,938	138
Series 2020-M19, Class X1, IO, 0.51%, 5/25/2030 (b)	29,146	496
Series 2020-M7, Class X, IO, 1.11%, 7/25/2030 (b)	30,558	1,131
Series 2020-M10, Class X1, IO, 1.90%, 12/25/2030 (b)	104,942	6,798
Series 2021-M16, Class X, IO, 0.73%, 1/1/2031 (b)	114,774	1,754
Series 2019-M21, Class X2, IO, 1.40%, 2/25/2031 (b)	68,284	3,153
Series 2020-M22, Class X, IO, 0.94%, 3/25/2031 (b)	71,752	2,327
Series 2020-M39, Class X2, IO, 1.64%, 8/25/2031 (b)	41,462	2,174
Series 2022-M2, Class X2, IO, 0.29%, 1/25/2032 (b)	65,892	750
Series 2020-M21, Class XA, IO, 1.12%, 3/25/2032 (b)	64,911	3,493
Series 2020-M26, Class X1, IO, 0.57%, 4/25/2032 (b)	20,983	452
Series 2020-M37, Class X, IO, 1.11%, 4/25/2032 (b)	90,185	3,648
Series 2020-M47, Class X1, IO, 0.63%, 10/25/2032 (b)	52,474	779
Series 2020-M31, Class X1, IO, 0.92%, 10/25/2032 (b)	91,640	1,802
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (b)	3,000	2,962
Series 2019-M30, Class X5, IO, 0.43%, 5/25/2033 (b)	107,641	1,470
Series 2019-M31, Class X1, IO, 1.17%, 4/25/2034 (b)	39,263	2,424
Series 2018-M15, Class X, IO, 0.78%, 1/25/2036 (b)	6,871	176
Series 2020-M6, Class XL, IO, 1.19%, 11/25/2049 (b)	31,022	1,726
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (a)	18,000	7,830
FREMF Mortgage Trust
Series 2017-KF38, Class B, 7.46%, 9/25/2024 (a) (b)	172	171
Series 2018-KL2B, Class CB, 3.83%, 1/25/2025 (a) (b)	7,208	7,131
Series 2018-KF49, Class B, 6.86%, 6/25/2025 (a) (b)	222	219

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-KC02, Class B, 4.23%, 7/25/2025 (a) (b)	2,520	2,466
Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a) (b)	15,000	14,538
Series 2017-KL1P, Class BP, 3.48%, 10/25/2025 (a) (b)	11,000	10,435
Series 2018-KF53, Class B, 7.01%, 10/25/2025 (b)	492	484
Series 2018-KSL1, Class C, 3.98%, 11/25/2025 (a) (b)	15,000	14,748
Series 2018-KBX1, Class C, 3.73%, 1/25/2026 (a) (b)	7,500	7,027
Series 2019-KC03, Class B, 4.48%, 1/25/2026 (a) (b)	7,000	6,811
Series 2019-KF58, Class B, 7.11%, 1/25/2026 (a) (b)	338	332
Series 2019-KF60, Class B, 7.31%, 2/25/2026 (a) (b)	405	397
Series 2019-KC06, Class B, 3.95%, 9/25/2026 (a) (b)	7,609	7,180
Series 2016-KF24, Class B, 9.96%, 10/25/2026 (a) (b)	62	60
Series 2019-KF72, Class B, 7.06%, 11/25/2026 (a) (b)	2,706	2,597
Series 2020-KF74, Class B, 7.11%, 1/25/2027 (a) (b)	742	719
Series 2017-KL1E, Class BE, 4.04%, 2/25/2027 (a) (b)	9,625	8,607
Series 2017-KF33, Class B, 7.51%, 6/25/2027 (a) (b)	3,885	3,681
Series 2017-KF40, Class B, 7.66%, 11/25/2027 (a) (b)	124	117
Series 2018-KHG1, Class C, 3.97%, 12/25/2027 (a) (b)	26,000	23,838
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,000	9,271
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	118,383	280
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,000	47
Series 2018-KW06, Class B, 4.43%, 6/25/2028 (a) (b)	6,326	5,959
Series 21K-F116, Class CS, 11.25%, 6/25/2028 (a) (b)	23,103	23,068
Series 2018-KF50, Class B, 6.86%, 7/25/2028 (a) (b)	145	139
Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028 (a) (b)	11,071	9,609
Series 2018-KF56, Class B, 7.41%, 11/25/2028 (a) (b)	258	239
Series 2019-KW08, Class B, 4.39%, 1/25/2029 (a) (b)	16,320	15,276
Series 2019-KF57, Class B, 7.21%, 1/25/2029 (a) (b)	834	792
Series 2019-KBF3, Class C, 9.71%, 1/25/2029 (a) (b)	5,906	5,667
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	10,000	8,674
Series 2019-KL05, Class BHG, 4.52%, 2/25/2029 (a) (b)	3,600	3,242
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	171,824	556
Series 2019-KG01, Class B, 4.31%, 4/25/2029 (a) (b)	3,000	2,644
Series 2019-KF61, Class B, 7.16%, 4/25/2029 (a) (b)	1,823	1,660
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	252,282	743
Series 2019-KW09, Class B, 4.15%, 5/25/2029 (a) (b)	15,670	14,249
Series 2019-KF63, Class B, 7.31%, 5/25/2029 (a) (b)	4,120	3,685
Series 2019-KW09, Class C, PO, , 6/25/2029 (a)	22,210	15,030
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	20,000	70
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	37,520	135
Series 2019-KC05, Class B, 4.32%, 7/25/2029 (a) (b)	16,737	14,731
Series 2019-KF65, Class B, 7.36%, 7/25/2029 (a) (b)	3,777	3,431
Series 2019-KF66, Class B, 7.36%, 7/25/2029 (a) (b)	1,084	1,013
Series 2019-KF67, Class B, 7.21%, 8/25/2029 (a) (b)	2,373	2,242
Series 2019-KF67, Class C, 10.96%, 8/25/2029 (a) (b)	7,118	6,093
Series 2019-KF70, Class B, 7.26%, 9/25/2029 (a) (b)	790	743
Series 2019-KC07, Class C, 3.74%, 10/25/2029 (a) (b)	9,977	7,948
Series 2019-KF71, Class B, 7.26%, 10/25/2029 (a) (b)	3,424	3,178
Series 2019-KF73, Class B, 7.41%, 11/25/2029 (a) (b)	5,939	5,586

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-KF75, Class B, 7.21%, 12/25/2029 (a) (b)	1,860	1,720
Series 2020-KF76, Class B, 7.71%, 1/25/2030 (a) (b)	1,402	1,372
Series 2020-K107, Class D, 3.62%, 2/25/2030 (a) (b)	19,000	14,764
Series 2023-K752, Class D, PO, , 8/25/2030 (a)	13,100	7,984
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (a)	44,900	197
Series 2018-KW07, Class C, PO, , 10/25/2031 (a)	12,089	8,399
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	146,491	309
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,500	52
Series 2018-KW07, Class B, 4.22%, 10/25/2031 (a) (b)	1,000	871
Series 2022-KF132, Class CS, 11.25%, 2/25/2032 (a) (b)	27,436	25,379
Series 2019-KW10, Class C, PO, , 10/25/2032 (a)	11,012	7,187
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	124,750	435
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	14,882	55
Series 2023-KF149, Class CS, 11.00%, 12/25/2032 (a) (b)	8,309	8,527
Series 2018-K158, Class B, 4.42%, 10/25/2033 (a) (b)	1,750	1,514
Series 19K-1510, Class X2B, IO, 0.10%, 1/25/2034 (a)	81,410	519
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (a)	532,365	3,423
Series 2018-K156, Class X2A, IO, 0.10%, 7/25/2036 (a)	148,005	811
Series 2016-K53, Class B, 4.16%, 3/25/2049 (a) (b)	69	68
Series 2018-K75, Class D, PO, , 4/25/2051 (a)	30,000	21,871
Series 2018-K75, Class X2A, IO, 0.10%, 4/25/2051 (a)	466,564	1,096
Series 2018-K75, Class X2B, IO, 0.10%, 4/25/2051 (a)	114,000	298
Series 2018-K83, Class D, PO, , 11/25/2051 (a)	16,800	11,800
Series 2019-K92, Class D, PO, , 5/25/2052 (a)	16,000	11,031
Series 2020-K105, Class D, PO, , 3/25/2053 (a)	33,000	19,983
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	356,923	1,340
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	81,000	336
Series 2020-K113, Class D, PO, , 5/25/2053 (a)	26,843	16,391
Series 2020-K739, Class D, PO, , 11/25/2053 (a)	12,500	9,593
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	126,788	261
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	31,000	73
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (a)	216,987	907
FRR Re-REMIC Trust
Series 2018-C1, Class CK43, PO, , 2/27/2048 (a)	9,400	9,270
Series 2018-C1, Class BK43, 2.51%, 2/27/2048 (a) (b)	12,434	12,289
GNMA
Series 2012-89, IO, 0.09%, 12/16/2053 (b)	6,669	—
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (b)	6,386	5,619
Series 2015-104, IO, 0.09%, 5/16/2055 (b)	6,733	17
Series 2017-76, IO, 0.77%, 12/16/2056 (b)	5,200	198
Series 2023-127, IO, 0.41%, 7/16/2057 (b)	448,278	7,721
Series 2017-16, IO, 0.38%, 9/16/2058 (b)	14,121	281
Series 2017-105, IO, 0.50%, 5/16/2059 (b)	14,399	424
Series 2023-108, IO, 0.69%, 8/16/2059 (b)	221,161	8,214
Series 2017-171, IO, 0.65%, 9/16/2059 (b)	2,155	87
Series 2018-4, IO, 0.57%, 10/16/2059 (b)	4,081	143
Series 2019-67, IO, 0.91%, 2/16/2060 (b)	8,143	453
Series 2018-106, IO, 0.65%, 4/16/2060 (b)	6,624	329

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-119, IO, 0.68%, 5/16/2060 (b)	7,715	423
Series 2019-9, IO, 0.89%, 8/16/2060 (b)	12,268	665
Series 2020-171, IO, 0.96%, 10/16/2060 (b)	6,730	459
Series 2021-5, IO, 1.11%, 1/16/2061 (b)	6,239	485
Series 2021-47, IO, 0.99%, 3/16/2061 (b)	17,617	1,190
Series 2021-82, Class TA, IF, IO, 3.64%, 4/16/2061 (b)	18,535	809
Series 2021-95, Class TA, IF, IO, 3.37%, 6/1/2061 (b)	52,757	1,990
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (b)	4,425	220
Series 2021-147, IO, 0.99%, 6/16/2061 (b)	30,294	2,196
Series 2021-169, IO, 1.11%, 6/16/2061 (b)	27,306	2,214
Series 2021-123, Class SA, IF, IO, 3.63%, 6/16/2061 (b)	51,502	2,170
IO, 0.60%, 7/16/2061 (c)	150,000	6,023
Series 2021-218, IO, 0.96%, 10/16/2061 (b)	15,328	1,113
Series 2021-178, Class SA, IF, IO, 3.60%, 10/16/2061 (b)	76,747	3,887
Series 2020-28, IO, 0.82%, 11/16/2061 (b)	17,450	980
Series 2020-56, IO, 0.97%, 11/16/2061 (b)	45,145	2,862
Series 2020-124, IO, 0.99%, 12/16/2061 (b)	8,632	544
Series 2019-144, IO, 0.79%, 1/16/2062 (b)	14,007	794
Series 2020-40, IO, 0.88%, 1/16/2062 (b)	39,722	2,345
Series 2020-143, Class IB, IO, 0.87%, 3/16/2062 (b)	47,707	2,889
Series 2020-10, IO, 0.58%, 4/16/2062 (b)	20,788	860
Series 2020-23, IO, 0.66%, 4/16/2062 (b)	63,877	2,975
Series 2020-70, IO, 0.76%, 4/16/2062 (b)	48,027	2,635
Series 2020-38, IO, 0.82%, 4/16/2062 (b)	47,220	2,732
Series 2020-54, IO, 0.92%, 4/16/2062 (b)	161,558	10,130
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (b)	7,410	588
Series 2020-69, Class IA, IO, 1.30%, 4/16/2062 (b)	7,644	636
Series 2020-120, IO, 0.77%, 5/16/2062 (b)	8,139	477
Series 2020-91, Class IU, IO, 0.97%, 5/16/2062 (b)	39,295	2,623
Series 2020-72, IO, 1.00%, 5/16/2062 (b)	100,270	6,350
Series 2020-106, Class IC, IO, 0.84%, 6/16/2062 (b)	70,975	4,351
Series 2020-108, IO, 0.85%, 6/16/2062 (b)	33,196	1,911
Series 2020-147, IO, 0.91%, 6/16/2062 (b)	169,128	11,061
Series 2020-194, IO, 1.08%, 6/16/2062 (b)	12,762	914
Series 2020-169, IO, 0.85%, 7/16/2062 (b)	355,175	22,162
Series 2020-64, IO, 1.20%, 7/16/2062 (b)	32,142	2,693
Series 2020-161, IO, 1.05%, 8/16/2062 (b)	33,095	2,426
Series 2020-111, IO, 0.87%, 9/15/2062 (b)	16,743	1,000
Series 2020-158, IO, 0.78%, 9/16/2062 (b)	53,489	3,080
Series 2021-88, IO, 0.79%, 9/16/2062 (b)	92,056	5,606
Series 2020-114, IO, 0.80%, 9/16/2062 (b)	74,670	4,224
Series 2021-3, IO, 0.87%, 9/16/2062 (b)	75,522	4,781
Series 2020-192, IO, 0.95%, 9/16/2062 (b)	62,124	4,228
Series 2020-6, IO, 0.70%, 10/16/2062 (b)	12,969	740
Series 2021-33, IO, 0.84%, 10/16/2062 (b)	118,590	7,528
Series 2021-71, IO, 0.86%, 10/16/2062 (b)	160,550	10,203
Series 2020-128, IO, 0.91%, 10/16/2062 (b)	56,397	3,719
Series 2021-80, IO, 0.90%, 12/16/2062 (b)	62,694	4,281

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-150, IO, 0.96%, 12/16/2062 (b)	82,649	5,352
Series 2021-11, Class IX, IO, 1.16%, 12/16/2062 (b)	24,722	2,032
Series 2021-48, Class HT, IF, IO, 1.36%, 12/16/2062 (b)	84,279	2,163
Series 2021-40, IO, 0.82%, 2/16/2063 (b)	48,012	2,941
Series 2021-120, IO, 0.99%, 2/16/2063 (b)	51,846	3,887
Series 2021-62, Class SA, IF, IO, 3.37%, 2/16/2063 (b)	104,677	4,985
Series 2020-145, IO, 0.73%, 3/16/2063 (b)	34,533	1,821
Series 2021-101, IO, 0.68%, 4/16/2063 (b)	82,942	4,287
Series 2021-106, IO, 0.86%, 4/16/2063 (b)	96,308	6,369
Series 2021-151, IO, 0.92%, 4/16/2063 (b)	103,509	7,186
Series 2021-168, IO, 0.80%, 5/16/2063 (b)	76,018	4,663
Series 2021-126, IO, 0.85%, 5/16/2063 (b)	14,807	980
Series 2021-22, IO, 0.97%, 5/16/2063 (b)	52,669	3,645
Series 2021-10, IO, 0.99%, 5/16/2063 (b)	25,075	1,806
Series 2021-170, IO, 0.99%, 5/16/2063 (b)	14,673	1,087
Series 2024-32, IO, 0.71%, 6/16/2063 (b)	129,803	6,557
Series 2021-141, Class SA, IF, IO, 3.65%, 6/16/2063 (b)	46,311	1,642
Series 2021-133, IO, 0.88%, 7/16/2063 (b)	86,848	5,722
Series 2021-181, IO, 0.97%, 7/16/2063 (b)	143,659	10,199
Series 2021-61, IO, 1.04%, 8/16/2063 (b)	41,409	3,047
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (b)	23,131	2,061
Series 2023-15, Class AB, 4.00%, 8/16/2063 (b)	8,801	8,380
Series 2023-179, IO, 0.61%, 9/16/2063 (b)	248,854	10,542
Series 2021-164, IO, 0.95%, 10/16/2063 (b)	14,124	1,027
Series 2021-112, IO, 0.96%, 10/16/2063 (b)	17,766	1,291
Series 2021-148, IO, 1.07%, 10/16/2063 (b)	65,571	5,331
Series 2021-110, IO, 0.87%, 11/16/2063 (b)	2,776	182
Series 2021-180, IO, 0.91%, 11/16/2063 (b)	19,290	1,348
Series 2021-185, IO, 1.10%, 11/16/2063 (b)	38,218	3,154
Series 2021-167, IO, 0.87%, 12/16/2063 (b)	63,730	4,498
Series 2022-7, Class SA, IF, IO, 3.37%, 2/16/2064 (b)	60,246	2,575
Series 2021-224, IO, 0.78%, 4/16/2064 (b)	80,308	5,120
Series 2022-149, IO, 0.45%, 6/16/2064 (b)	48,549	2,023
Series 2022-134, IO, 0.51%, 6/16/2064 (b)	29,060	1,260
Series 2024-161, IO, 0.74%, 6/16/2064 (b)	120,803	6,796
Series 2022-52, IO, 0.77%, 6/16/2064 (b)	148,397	7,728
Series 2022-141, IO, 0.78%, 6/16/2064 (b)	11,716	774
Series 2022-210, IO, 0.70%, 7/16/2064 (b)	35,177	2,295
Series 2022-199, IO, 0.76%, 7/16/2064 (b)	32,258	1,970
Series 2023-15, IO, 0.92%, 8/16/2064 (b)	32,097	2,279
Series 2022-147, IO, 0.55%, 9/16/2064 (b)	131,617	6,498
Series 2023-28, IO, 0.86%, 2/16/2065 (b)	24,806	1,723
Series 2023-26, IO, 0.97%, 4/16/2065 (b)	58,994	4,006
Series 2023-126, IO, 0.88%, 7/16/2065 (b)	63,373	4,471
Series 2023-46, IO, 1.15%, 7/16/2065 (b)	20,000	1,585
Series 2024-56, IO, 1.04%, 11/16/2065 (b)	10,963	837
Series 2024-121, IO, 0.64%, 7/1/2066 (b)	10,187	1,009
Series 2024-90, IO, 0.80%, 7/16/2066 (b)	19,923	1,412

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	31,416	1,941
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.75%, 11/10/2045 (a) (b)	329	300
Series 2015-GC28, Class D, 4.47%, 2/10/2048 (a) (b)	2,000	1,881
Series 2015-GC32, Class D, 3.35%, 7/10/2048	4,521	4,204
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (b)	5,547	1,682
Series 2015-GC30, Class D, 3.38%, 5/10/2050	4,000	3,083
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (a)	4,950	3,097
Series 2019-GC42, Class D, 2.80%, 9/10/2052 (a)	11,880	8,603
Series 2019-GSA1, Class XB, IO, 0.42%, 11/10/2052 (b)	39,035	563
Series 2020-GC45, Class XA, IO, 0.77%, 2/13/2053 (b)	73,371	1,843
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (a) (b)	3,000	2,222
Series 2020-GC45, Class E, 2.85%, 2/13/2053 (a) (b)	7,000	4,658
Series 2020-GC47, Class XA, IO, 1.24%, 5/12/2053 (b)	80,460	3,925
Series 2020-GSA2, Class XA, IO, 1.81%, 12/12/2053 (a) (b)	183,382	13,569
Series 2020-GSA2, Class D, 2.25%, 12/12/2053 (a)	18,158	11,859
Series 2020-GSA2, Class E, 2.25%, 12/12/2053 (a)	4,000	2,225
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (b)	371	368
HCFT 7.25%, 2/13/2025 ‡	7,000	6,825
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class E, 10.55%, 10/15/2039 (a) (b)	8,760	8,718
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (a)	3,000	1,589
Series 2015-C31, Class B, 4.78%, 8/15/2048 (b)	2,000	1,761
Series 2015-C31, Class C, 4.78%, 8/15/2048 (b)	5,000	3,762
Series 2015-C33, Class D2, 4.29%, 12/15/2048 (a) (b)	1,000	874
Series 2015-C33, Class C, 4.79%, 12/15/2048 (b)	3,350	2,950
Series 2016-C1, Class D1, 4.36%, 3/17/2049 (a) (b)	1,500	1,297
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class XB, IO, 0.58%, 3/15/2050 (b)	31,917	322
Series 2017-JP5, Class C, 3.90%, 3/15/2050 (b)	1,550	1,335
Series 2017-JP5, Class D, 4.65%, 3/15/2050 (a) (b)	4,669	3,869
Series 2017-JP7, Class D, 4.57%, 9/15/2050 (a) (b)	367	201
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class D, 2.50%, 11/13/2052 (a)	9,875	3,891
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.05%, 12/15/2046 (a) (b)	2,022	1,824
Series 2015-JP1, Class C, 4.88%, 1/15/2049 (b)	4,647	3,930
Series 2016-JP3, Class D, 3.56%, 8/15/2049 (a) (b)	8,122	6,146
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (b)	88	29
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class B, 4.44%, 6/15/2047 (b)	3,515	3,351
Series 2014-C16, Class C, 4.87%, 6/15/2047 (b)	2,300	1,988
Series 2015-C27, Class E, 3.24%, 12/15/2047 (a) (b)	2,500	2,076
Series 2015-C27, Class F, 3.24%, 12/15/2047 (a) (b)	6,334	4,937
Series 2014-C19, Class D, 3.25%, 12/15/2047 (a)	2,000	1,656
Series 2014-C19, Class E, 3.25%, 12/15/2047 (a)	6,500	4,881
Series 2014-C19, Class C, 4.00%, 12/15/2047	3,000	2,841
Series 2015-C20, Class D, 3.07%, 2/15/2048 (a)	5,086	4,643
Series 2015-C21, Class XA, IO, 0.95%, 3/15/2048 (b)	14,604	1

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-C21, Class B, 3.85%, 3/15/2048 (b)	4,000	3,884
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	8,000	6,955
Series 2015-C26, Class D, 3.06%, 10/15/2048 (a)	4,500	3,813
Series 2016-C31, Class B, 3.88%, 11/15/2049 (b)	4,350	3,945
Series 2016-C31, Class C, 4.40%, 11/15/2049 (b)	1,000	854
Series 2015-C23, Class D, 4.27%, 7/15/2050 (a) (b)	6,938	6,542
Morgan Stanley Capital I Series 2017-HR2, Class C, 4.46%, 12/15/2050 (b)	1,200	1,108
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.42%, 7/11/2040 (a) (b)	1,000	714
Series 2016-UB11, Class C, 3.69%, 8/15/2049 (b)	2,000	1,884
Series 2019-L3, Class D, 2.50%, 11/15/2052 (a)	4,500	3,281
Series 2020-L4, Class D, 2.50%, 2/15/2053 (a)	7,175	5,290
Series 2020-HR8, Class XA, IO, 1.91%, 7/15/2053 (b)	17,349	1,362
Series 2021-L5, Class XB, IO, 0.84%, 5/15/2054 (b)	60,000	2,500
Series 2021-L5, Class E, 2.50%, 5/15/2054 (a)	4,234	2,700
Series 2021-L5, Class C, 3.16%, 5/15/2054	6,000	4,827
Series 2021-L6, Class D, 2.50%, 6/15/2054 (a) (b)	13,685	9,440
Series 2021-L6, Class E, 2.50%, 6/15/2054 (a) (b)	5,500	3,342
Series 2021-L7, Class E, 2.50%, 10/15/2054 (a)	8,091	4,839
MRCD MARK Mortgage Trust
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (a)	13,337	7,002
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (a)	20,000	7,010
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (b)	37,272	40,022
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.10%, 10/25/2049 (a) (b)	53,765	54,328
Series 2020-01, Class M10, 8.60%, 3/25/2050 (a) (b)	89,074	90,505
Series 2023-01, Class M7, 8.73%, 11/25/2053 (a) (b)	3,479	3,629
Series 2023-01, Class M10, 11.23%, 11/25/2053 (a) (b)	8,375	9,403
Series 2024-01, Class M7, 7.48%, 7/25/2054 (a) (b)	1,760	1,776
Series 2024-01, Class M10, 8.58%, 7/25/2054 (a) (b)	1,100	1,124
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.64%, 12/18/2051 (a) (b)	8,000	6,511
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.31%, 4/10/2043 (a) (b)	5,000	2,608
P -stlb Series 2019-STL B, 9.25%, 10/11/2026 ‡	7,700	7,546
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	11,039	11,072
Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (a)	12,500	12,772
Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (a)	31,000	32,395
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.36%, 2/13/2053 (a) (b)	80,316	3,769
Series 2020-RR1, Class B, 3.48%, 2/13/2053 (a)	11,440	8,803
Series 2020-RR1, Class C, 3.98%, 2/13/2053 (a) (b)	4,750	2,282
Series 2020-RR1, Class D, 4.19%, 2/13/2053 (a) (b)	9,750	4,039
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 6.00%, 5/15/2039 (a) (b)	15,540	15,482
Series 2024-DSNY, Class B, 6.35%, 5/15/2039 (a) (b)	10,267	10,154
Series RR Trust Series 2015-1, Class B, PO, 4/26/2048 (a)	14,737	14,326
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	2,000	1,862
SHR Trust Series 2024-LXRY, Class B, 7.06%, 10/15/2041 (a) (b)	3,000	3,019

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
SREIT Trust Series 2021-MFP, Class G, 7.70%, 11/15/2038 (a) (b)	12,439	12,240
TPG Trust Series 2024-WLSC, Class A, 6.91%, 11/15/2029 (a) (b)	8,600	8,578
UBS Commercial Mortgage Trust
Series 2017-C1, Class C, 4.44%, 6/15/2050	5,330	4,680
Series 2017-C3, Class AS, 3.74%, 8/15/2050 (b)	4,000	3,803
Series 2017-C2, Class C, 4.30%, 8/15/2050 (b)	7,250	6,574
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (b)	8,471	7,988
Series 2018-C11, Class XB, IO, 0.37%, 6/15/2051 (b)	100,000	1,107
Series 2018-C11, Class AS, 4.49%, 6/15/2051 (b)	8,679	8,244
Series 2018-C11, Class B, 4.71%, 6/15/2051 (b)	5,000	4,582
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (b)	1,005	971
Series 2018-2, Class M2, 4.51%, 10/26/2048 (a) (b)	83	76
Series 2018-2, Class M3, 4.72%, 10/26/2048 (a) (b)	153	136
Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (b)	1,078	1,018
Series 2019-1, Class M1, 3.94%, 3/25/2049 (a) (b)	2,392	2,189
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (b)	2,361	2,271
Series 2021-1, Class M1, 1.79%, 5/25/2051 (a) (b)	2,683	2,209
Series 2021-1, Class M2, 2.26%, 5/25/2051 (a) (b)	1,780	1,451
Series 2022-2, Class A, 4.67%, 4/25/2052 (a) (b)	2,637	2,487
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (b)	4,533	4,340
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (b)	4,471	4,350
Washington State Housing Finance Commission Series 2021-1, Class X, IO, 0.73%, 12/20/2035 (b)	89,996	3,762
Wells Fargo Commercial Mortgage Trust
Series 2024-1CHI, Class A, 5.48%, 7/15/2035 (a) (b)	4,000	4,001
Series 2024-1CHI, Class B, 5.93%, 7/15/2035 (a) (b)	1,500	1,500
Series 2014-LC18, Class D, 3.96%, 12/15/2047 (a) (b)	4,952	4,464
Series 2015-C26, Class D, 3.59%, 2/15/2048 (a)	3,000	2,931
Series 2015-C27, Class C, 3.89%, 2/15/2048	3,500	3,067
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (a) (b)	9,230	8,098
Series 2015-C29, Class D, 4.36%, 6/15/2048 (b)	4,500	3,983
Series 2017-RB1, Class D, 3.40%, 3/15/2050 (a)	1,500	706
Series 2017-C38, Class D, 3.00%, 7/15/2050 (a)	4,500	3,400
Series 2017-C39, Class A5, 3.42%, 9/15/2050	4,000	3,823
Series 2018-C44, Class XB, IO, 0.28%, 5/15/2051 (b)	70,000	415
Series 2018-C44, Class D, 3.00%, 5/15/2051 (a)	1,250	941
Series 2018-C46, Class D, 3.00%, 8/15/2051 (a)	1,890	1,496
Series 2019-C52, Class XA, IO, 1.70%, 8/15/2052 (b)	14,166	797
Series 2020-C55, Class D, 2.50%, 2/15/2053 (a)	4,500	2,743
Series 2020-C55, Class E, 2.50%, 2/15/2053 (a)	6,850	3,596
Series 2021-C59, Class D, 2.50%, 4/15/2054 (a)	2,500	1,713
Series 2022-C62, Class C, 4.50%, 4/15/2055 (b)	2,500	2,084
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	3,500	3,630
Series 2015-NXS3, Class D, 3.15%, 9/15/2057 (a)	2,000	1,863
Series 2015-NXS2, Class D, 4.41%, 7/15/2058 (b)	2,226	1,341
Series 2015-LC22, Class D, 4.69%, 9/15/2058 (b)	5,107	3,840
Series 2016-C32, Class D, 3.79%, 1/15/2059 (a) (b)	4,000	3,703

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (a)	6,153	4,946
Series 2014-C22, Class D, 3.92%, 9/15/2057 (a) (b)	1,440	712
Total Commercial Mortgage-Backed Securities (Cost $3,360,344)		3,110,470
Corporate Bonds — 25.8%
Aerospace & Defense — 0.4%
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	2,650	2,657
8.75%, 11/15/2030 (a)	4,220	4,567
7.25%, 7/1/2031 (a)	2,239	2,313
7.00%, 6/1/2032 (a)	2,082	2,125
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	3,904	3,707
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,861	3,077
TransDigm, Inc.
6.38%, 3/1/2029 (a)	16,317	16,583
6.63%, 3/1/2032 (a)	3,672	3,761
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	1,429	1,496
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a) (d)	2,471	297
9.00%, 11/15/2026 (a) (d)	5,685	2,331
		42,914
Automobile Components — 0.9%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	4,920	4,867
7.00%, 4/15/2028 (a)	1,715	1,754
8.25%, 4/15/2031 (a)	3,330	3,479
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	3,468	3,394
5.88%, 6/1/2029 (a)	9,261	9,319
3.75%, 1/30/2031 (a)	9,062	8,145
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	893	893
6.88%, 7/1/2028	4,990	4,988
5.00%, 10/1/2029	8,695	8,082
Clarios Global LP
6.25%, 5/15/2026 (a)	10,012	10,019
8.50%, 5/15/2027 (a)	6,715	6,750
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (e)	4,609	4,882
5.63% (Cash), 5/15/2027 (a) (e)	969	809
Dana, Inc.
5.38%, 11/15/2027	2,890	2,872
5.63%, 6/15/2028	2,892	2,877
4.25%, 9/1/2030	1,814	1,621
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	4,565	3,614

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — continued
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	2,068	2,046
5.00%, 7/15/2029	10,611	9,933
5.25%, 4/30/2031	2,096	1,922
5.25%, 7/15/2031	2,455	2,259
Icahn Enterprises LP 6.25%, 5/15/2026	4,076	4,017
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (a) (e)	4,818	4,823
8.00% (Cash), 11/15/2032 (a) (e)	820	830
ZF North America Capital, Inc. (Germany) 6.75%, 4/23/2030 (a)	4,011	3,914
		108,109
Automobiles — 0.0% ^
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (a)	1,000	967
Banks — 0.6%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (f) (g) (h) (i)	4,345	4,730
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (f) (g) (h) (i) (j)	9,900	9,575
Bank of America Corp. Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (g) (h) (i)	716	715
BNP Paribas SA (France)
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (i)	5,030	5,111
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (a) (f) (g) (h) (i)	3,450	3,458
Citigroup, Inc.
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (g) (h) (i)	4,714	4,701
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (g) (h) (i)	83	84
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (g) (h) (i)	7,630	7,604
HSBC Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (f) (g) (h) (i)	6,831	6,040
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (f) (g) (h) (i)	12,226	12,144
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (f) (i)	5,795	6,089
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (g) (h) (i)	11,821	11,501
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (g) (h) (i)	2,220	2,300
		74,052
Beverages — 0.1%
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	2,727	2,570
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	5,690	5,660
		8,230
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	6,077	5,544
Broadline Retail — 0.2%
NMG Holding Co., Inc. 8.50%, 10/1/2028 (a)	14,305	14,523
Nordstrom, Inc. 4.25%, 8/1/2031	2,630	2,315

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Broadline Retail — continued
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (e)	8,260	7,173
9.75%, 10/1/2027 (a)	961	973
Wayfair LLC 7.25%, 10/31/2029 (a)	1,474	1,494
		26,478
Building Products — 0.6%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	3,558	3,241
6.38%, 6/15/2032 (a)	3,145	3,215
6.38%, 3/1/2034 (a)	2,275	2,319
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	15,236	15,404
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	2,000	1,951
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	2,803	2,693
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	5,350	5,487
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	3,170	3,227
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	1,925	1,848
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	14,369	13,964
4.38%, 7/15/2030 (a)	6,674	6,208
Summit Materials LLC
6.50%, 3/15/2027 (a)	1,145	1,147
5.25%, 1/15/2029 (a)	2,145	2,162
7.25%, 1/15/2031 (a)	1,297	1,384
		64,250
Capital Markets — 0.1%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	1,440	1,307
3.63%, 10/1/2031 (a)	982	853
Goldman Sachs Group, Inc. (The) Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (g) (h) (i)	6,225	6,663
		8,823
Chemicals — 1.0%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	11,177	10,962
3.38%, 2/15/2029 (a)	6,240	5,738
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	5,527	4,143
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (a)	1,302	1,257
Chemours Co. (The)
5.75%, 11/15/2028 (a)	9,736	9,213
4.63%, 11/15/2029 (a)	2,192	1,957
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,541	7,239
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (a)	4,320	4,469
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	2,005	2,132
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	15,935	15,656
8.50%, 11/15/2028 (a)	2,605	2,777

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
4.25%, 5/15/2029 (a)	2,830	2,622
9.00%, 2/15/2030 (a)	2,168	2,346
OCP SA (Morocco)
5.13%, 6/23/2051 (j)	2,500	1,916
7.50%, 5/2/2054 (a)	2,160	2,236
Sasol Financing USA LLC 5.50%, 3/18/2031	1,900	1,634
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,625	2,601
4.50%, 10/15/2029	11,372	10,712
4.00%, 4/1/2031	5,065	4,522
4.38%, 2/1/2032	1,240	1,110
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	1,212	1,091
5.13%, 4/1/2029 (a)	11,110	5,887
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	10,807	10,621
5.63%, 8/15/2029 (a)	3,101	2,900
		115,741
Commercial Services & Supplies — 0.7%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	10,192	9,465
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	2,846	2,666
4.88%, 7/15/2032 (a)	5,796	5,395
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	4,979	4,695
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	6,241	6,110
Brink's Co. (The) 4.63%, 10/15/2027 (a)	3,325	3,239
CoreCivic, Inc. 8.25%, 4/15/2029	4,965	5,273
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	820	799
8.38%, 11/15/2032 (a)	1,688	1,732
GFL Environmental, Inc.
3.75%, 8/1/2025 (a)	4,379	4,356
5.13%, 12/15/2026 (a)	2,195	2,187
4.00%, 8/1/2028 (a)	4,813	4,581
4.75%, 6/15/2029 (a)	3,475	3,361
6.75%, 1/15/2031 (a)	3,960	4,107
Madison IAQ LLC
4.13%, 6/30/2028 (a)	10,346	9,900
5.88%, 6/30/2029 (a)	1,304	1,245
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	6,828	6,832
3.38%, 8/31/2027 (a)	7,874	7,403
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	2,701	2,702
		86,048

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Communications Equipment — 0.3%
CommScope LLC
6.00%, 3/1/2026 (a)	13,259	13,021
8.25%, 3/1/2027 (a)	9,416	8,735
4.75%, 9/1/2029 (a)	5,807	4,805
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	2,505	2,451
		29,012
Construction & Engineering — 0.2%
Aeropuerto Internacional de Tocumen SA (Panama) 5.13%, 8/11/2061 (a)	1,530	1,125
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (j)	2,873	2,230
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,830	3,615
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,150	1,117
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033 (j)	7,972	8,494
Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046 (j)	4,500	3,701
Pike Corp. 8.63%, 1/31/2031 (a)	1,103	1,180
		21,462
Consumer Finance — 0.6%
Ford Motor Credit Co. LLC
2.30%, 2/10/2025	2,150	2,138
4.69%, 6/9/2025	16,998	16,959
3.38%, 11/13/2025	5,000	4,914
4.39%, 1/8/2026	5,510	5,460
6.95%, 6/10/2026	6,033	6,176
4.54%, 8/1/2026	5,460	5,398
4.27%, 1/9/2027	12,200	11,979
7.20%, 6/10/2030	1,516	1,620
OneMain Finance Corp.
7.13%, 3/15/2026	6,347	6,484
3.88%, 9/15/2028	6,615	6,171
		67,299
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	6,758	6,623
5.88%, 2/15/2028 (a)	8,467	8,418
3.50%, 3/15/2029 (a)	7,029	6,495
4.88%, 2/15/2030 (a)	1,952	1,880
New Albertsons LP
6.63%, 6/1/2028	8	8
7.45%, 8/1/2029	113	116
8.00%, 5/1/2031	870	931
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	6,472	6,436
4.25%, 8/1/2029 (a)	3,551	3,339
Rite Aid Corp.
8.00%, 10/18/2024 ‡	3,301	—
7.50%, 7/1/2025 ‡ (d)	7,843	—
8.00%, 11/15/2026 ‡ (d)	3,890	—

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
(3-MONTH CME TERM SOFR + 7.00%), 12.06%, 8/30/2031 ‡ (a) (i)	1,155	1,040
Series A, 15.00% (PIK), 8/30/2031 ‡ (e)	3,298	1,997
Series B, 15.00% (PIK), 8/30/2031 ‡ (e)	1,552	— (k)
US Foods, Inc.
6.88%, 9/15/2028 (a)	1,353	1,398
4.75%, 2/15/2029 (a)	2,075	2,002
4.63%, 6/1/2030 (a)	2,083	1,984
		42,667
Containers & Packaging — 0.7%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	6,380	5,437
5.25%, 8/15/2027 (a)	14,217	8,424
Berry Global, Inc.
4.50%, 2/15/2026 (a)	1,051	1,044
4.88%, 7/15/2026 (a)	7,076	7,044
5.63%, 7/15/2027 (a)	990	989
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	16,895	17,295
9.25%, 4/15/2027 (a)	6,489	6,642
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	4,085	4,078
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	18,540	17,741
TriMas Corp. 4.13%, 4/15/2029 (a)	2,612	2,433
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (l)	12,082	12,057
8.50%, 8/15/2027 (a) (l)	1,965	1,969
		85,153
Distributors — 0.0% ^
Ritchie Bros Holdings, Inc. (Canada) 6.75%, 3/15/2028 (a)	2,255	2,322
Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	535	560
3.38%, 8/15/2030	10,051	8,989
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,743	2,839
		12,388
Diversified Telecommunication Services — 2.0%
Altice France SA (France)
8.13%, 2/1/2027 (a)	11,507	9,670
5.50%, 1/15/2028 (a)	3,500	2,715
5.13%, 1/15/2029 (a)	416	315
5.50%, 10/15/2029 (a)	7,300	5,613
CCO Holdings LLC
5.00%, 2/1/2028 (a)	1,224	1,196
5.38%, 6/1/2029 (a)	13,619	13,261
6.38%, 9/1/2029 (a)	11,381	11,436
4.75%, 3/1/2030 (a)	51,786	48,120

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
4.50%, 8/15/2030 (a)	36,543	33,255
4.25%, 2/1/2031 (a)	21,227	19,008
4.50%, 5/1/2032	5,720	5,054
Embarq Corp. 8.00%, 6/1/2036	1,643	812
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	9,233	9,244
5.00%, 5/1/2028 (a)	9,797	9,698
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	13,104	12,178
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a)	6,354	5,551
11.00%, 11/15/2029 (a)	3,139	3,566
4.50%, 4/1/2030 (a)	6,537	5,465
Lumen Technologies, Inc.
4.50%, 1/15/2029 (a)	6,205	5,212
4.13%, 4/15/2029 (a)	2,664	2,407
4.13%, 4/15/2030 (a)	11,782	10,397
10.00%, 10/15/2032 (a)	564	563
Optics Bidco SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	3,705	3,707
7.72%, 6/4/2038 (a)	2,137	2,247
SES GLOBAL Americas Holdings, Inc. (Luxembourg) 5.30%, 3/25/2044 (a)	110	86
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	623	628
7.72%, 6/4/2038	1,033	1,095
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	2,750	2,610
		225,109
Electric Utilities — 0.7%
Centrais Eletricas Brasileiras SA (Brazil) 6.50%, 1/11/2035 (a)	4,730	4,582
Comision Federal de Electricidad (Mexico) 6.45%, 1/24/2035 (a)	1,913	1,843
Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026 (a)	1,400	1,355
Eskom Holdings SOC Ltd. (South Africa)
7.13%, 2/11/2025 (j)	6,800	6,800
8.45%, 8/10/2028 (j)	4,400	4,608
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (a)	8,210	8,326
6.38%, 5/15/2043 (j)	690	619
NRG Energy, Inc.
5.75%, 1/15/2028	9,327	9,337
5.25%, 6/15/2029 (a)	1,149	1,127
3.63%, 2/15/2031 (a)	6,595	5,877
6.00%, 2/1/2033 (a)	3,673	3,653
PG&E Corp. 5.00%, 7/1/2028	1,230	1,208
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (a)	8,529	7,884
Trinidad Generation UnLtd (Trinidad And Tobago) 5.25%, 11/4/2027 (j)	1,000	977
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	551	550
5.63%, 2/15/2027 (a)	4,333	4,333

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.00%, 7/31/2027 (a)	12,531	12,414
4.38%, 5/1/2029 (a)	2,231	2,129
6.88%, 4/15/2032 (a)	2,501	2,594
		80,216
Electrical Equipment — 0.1%
Regal Rexnord Corp. 6.40%, 4/15/2033	2,931	3,089
Sensata Technologies BV 4.00%, 4/15/2029 (a)	11,737	10,945
		14,034
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (a)	12,644	12,197
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	5,129	4,757
3.75%, 2/15/2031 (a)	1,210	1,081
6.63%, 7/15/2032 (a)	1,550	1,582
		19,617
Energy Equipment & Services — 0.2%
Archrock Partners LP
6.88%, 4/1/2027 (a)	1,791	1,799
6.63%, 9/1/2032 (a)	2,212	2,242
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	4,373	4,096
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	2,388	2,389
6.88%, 1/15/2029 (a)	975	976
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	155	156
Transocean, Inc.
8.25%, 5/15/2029 (a)	2,585	2,609
8.75%, 2/15/2030 (a)	1,224	1,275
Vallourec SACA (France) 7.50%, 4/15/2032 (a)	2,000	2,090
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	2,257	2,398
		20,030
Entertainment — 0.3%
Cinemark USA, Inc. 7.00%, 8/1/2032 (a)	1,177	1,219
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	3,148	3,139
6.50%, 5/15/2027 (a)	12,076	12,254
4.75%, 10/15/2027 (a)	15,377	15,052
3.75%, 1/15/2028 (a)	2,435	2,310
WMG Acquisition Corp.
3.75%, 12/1/2029 (a)	935	870
3.88%, 7/15/2030 (a)	3,410	3,154
		37,998
Financial Services — 0.3%
Block, Inc.
3.50%, 6/1/2031	7,595	6,823
6.50%, 5/15/2032 (a)	5,872	6,025

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	2,600	2,554
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	5,742	6,284
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,185	1,131
3.63%, 3/1/2029 (a)	7,225	6,667
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	5,816	6,015
		35,499
Food Products — 0.2%
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	2,605	2,426
4.38%, 1/31/2032 (a)	803	735
Minerva Luxembourg SA (Brazil) 8.88%, 9/13/2033 (j)	1,700	1,794
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	911	920
5.50%, 12/15/2029 (a)	883	861
4.63%, 4/15/2030 (a)	10,625	9,963
4.50%, 9/15/2031 (a)	1,575	1,434
6.25%, 2/15/2032 (a)	7,119	7,193
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	1,600	1,590
		26,916
Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	993	989
5.88%, 8/20/2026	3,093	3,040
5.75%, 5/20/2027	1,657	1,591
9.38%, 6/1/2028 (a)	2,363	2,429
		8,049
Ground Transportation — 0.6%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	2,626	2,610
4.75%, 4/1/2028 (a)	16,120	15,276
8.00%, 2/15/2031 (a)	1,925	2,003
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	11,295	11,780
8.63%, 5/15/2032 (a)	835	875
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	2,655	2,457
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	1,720	1,488
12.63%, 7/15/2029 (a)	3,991	4,332
5.00%, 12/1/2029 (a)	16,366	11,301
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 ‡ (d)	185	11
5.50%, 10/15/2024 ‡ (d)	5,875	316
7.13%, 8/1/2026 ‡ (d)	2,755	572
6.00%, 1/15/2028 ‡ (d)	1,450	290
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,650	2,521

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	4,854	4,951
XPO, Inc. 6.25%, 6/1/2028 (a)	3,375	3,424
		64,207
Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	10,054	9,714
Hologic, Inc. 3.25%, 2/15/2029 (a)	5,200	4,780
Medline Borrower LP
3.88%, 4/1/2029 (a)	11,888	11,145
6.25%, 4/1/2029 (a)	3,916	3,989
5.25%, 10/1/2029 (a)	8,822	8,613
		38,241
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	2,500	2,427
5.00%, 4/15/2029 (a)	165	155
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	4,295	4,157
6.00%, 1/15/2029 (a)	6,176	5,752
5.25%, 5/15/2030 (a)	2,100	1,792
4.75%, 2/15/2031 (a)	4,300	3,491
10.88%, 1/15/2032 (a)	2,298	2,391
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,040	1,911
3.75%, 2/15/2031 (a)	10,937	9,673
Encompass Health Corp.
5.75%, 9/15/2025	558	556
4.50%, 2/1/2028	5,759	5,612
4.75%, 2/1/2030	3,624	3,508
4.63%, 4/1/2031	5,232	4,934
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	7,915	7,164
Tenet Healthcare Corp.
6.25%, 2/1/2027	12,882	12,891
5.13%, 11/1/2027	25,659	25,423
4.63%, 6/15/2028	5,205	5,051
6.13%, 6/15/2030	4,424	4,447
6.75%, 5/15/2031	5,346	5,477
		106,812
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	1,803	1,780
5.00%, 5/15/2027 (a)	5,987	5,920
		7,700
Hotel & Resort REITs — 0.2%
RHP Hotel Properties LP
4.75%, 10/15/2027	15,571	15,270

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotel & Resort REITs — continued
4.50%, 2/15/2029 (a)	1,305	1,248
6.50%, 4/1/2032 (a)	2,110	2,144
		18,662
Hotels, Restaurants & Leisure — 1.4%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	1,370	1,304
4.00%, 10/15/2030 (a)	4,605	4,182
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,913	4,698
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	546	556
4.63%, 10/15/2029 (a)	4,383	4,126
7.00%, 2/15/2030 (a)	5,305	5,471
6.50%, 2/15/2032 (a)	3,263	3,328
Carnival Corp.
7.63%, 3/1/2026 (a)	3,950	3,976
5.75%, 3/1/2027 (a)	4,000	4,017
4.00%, 8/1/2028 (a)	3,391	3,228
6.00%, 5/1/2029 (a)	5,250	5,268
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	11,716	12,575
Cedar Fair LP 5.25%, 7/15/2029	4,230	4,106
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	3,952	3,933
5.75%, 5/1/2028 (a)	6,245	6,250
3.75%, 5/1/2029 (a)	5,819	5,420
5.88%, 3/15/2033 (a)	6,472	6,481
International Game Technology plc 6.25%, 1/15/2027 (a)	3,245	3,278
Merlin Entertainments Ltd. (United Kingdom) 5.75%, 6/15/2026 (a)	3,050	3,016
MGM Resorts International
4.63%, 9/1/2026	4,134	4,113
5.50%, 4/15/2027	2,465	2,462
6.13%, 9/15/2029	3,099	3,134
6.50%, 4/15/2032	1,665	1,682
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (a)	500	468
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	5,349	5,358
6.25%, 3/15/2032 (a)	2,727	2,786
6.00%, 2/1/2033 (a)	3,651	3,697
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	12,682	12,625
6.63%, 5/1/2032 (a)	2,939	3,012
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,042	1,042
Station Casinos LLC 4.50%, 2/15/2028 (a)	4,945	4,724
Studio City Finance Ltd. (Macau)
6.50%, 1/15/2028 (j)	1,000	970
5.00%, 1/15/2029 (j)	1,950	1,765
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	4,657	4,783
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	695	691

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Wynn Macau Ltd. 5.63%, 8/26/2028 (j)	1,500	1,436
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	17,235	16,792
6.25%, 3/15/2033 (a)	2,322	2,316
		159,069
Household Durables — 0.3%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	5,232	5,274
Newell Brands, Inc.
5.70%, 4/1/2026 (l)	8,334	8,381
6.38%, 5/15/2030	2,662	2,711
6.63%, 5/15/2032	2,151	2,189
6.87%, 4/1/2036 (l)	3,780	3,843
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	12,010	11,167
		33,565
Household Products — 0.3%
Central Garden & Pet Co.
5.13%, 2/1/2028	8,885	8,749
4.13%, 10/15/2030	4,050	3,735
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	11,793	11,416
4.38%, 3/31/2029 (a)	6,277	5,898
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	783	675
		30,473
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
5.25%, 6/1/2026 (a)	1,760	1,750
4.63%, 2/1/2029 (a)	1,000	954
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	2,548	2,541
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (a)	3,440	3,473
		8,718
Leisure Products — 0.1%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	3,975	4,044
Mattel, Inc. 5.88%, 12/15/2027 (a)	5,345	5,358
		9,402
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	8,257	8,626
Esab Corp. 6.25%, 4/15/2029 (a)	2,590	2,635
Terex Corp.
5.00%, 5/15/2029 (a)	3,810	3,682
6.25%, 10/15/2032 (a)	2,256	2,258
		17,201

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil)
6.75%, 6/1/2034 (a)	3,477	3,349
6.75%, 6/1/2034 (j)	2,365	2,279
		5,628
Media — 2.4%
Audacy Capital LLC 6.50%, 5/1/2027 (a) (d)	3,678	165
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	16,292	15,901
7.75%, 4/15/2028 (a)	7,564	6,967
9.00%, 9/15/2028 (a)	2,397	2,543
CSC Holdings LLC
5.38%, 2/1/2028 (a)	3,100	2,700
6.50%, 2/1/2029 (a)	14,326	12,285
5.75%, 1/15/2030 (a)	4,770	2,852
Directv Financing LLC 5.88%, 8/15/2027 (a)	10,328	10,149
DISH DBS Corp.
7.75%, 7/1/2026	19,231	16,539
5.25%, 12/1/2026 (a)	9,972	9,167
DISH Network Corp. 11.75%, 11/15/2027 (a)	12,636	13,425
EchoStar Corp. 6.75% (PIK), 11/30/2030 (e)	2,088	1,884
GCI LLC 4.75%, 10/15/2028 (a)	7,571	7,163
Gray Television, Inc.
7.00%, 5/15/2027 (a)	4,164	4,081
10.50%, 7/15/2029 (a)	12,101	12,315
4.75%, 10/15/2030 (a)	6,460	3,816
5.38%, 11/15/2031 (a)	5,873	3,497
iHeartCommunications, Inc.
6.38%, 5/1/2026	7,321	6,351
8.38%, 5/1/2027	4,104	2,391
5.25%, 8/15/2027 (a)	13,408	9,587
Lamar Media Corp. 4.88%, 1/15/2029	2,216	2,157
Midcontinent Communications 8.00%, 8/15/2032 (a)	2,745	2,881
News Corp. 3.88%, 5/15/2029 (a)	7,537	7,079
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	13,698	13,499
4.75%, 11/1/2028 (a)	8,991	8,490
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	4,448	4,387
4.25%, 1/15/2029 (a)	2,810	2,650
Paramount Global (3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (i)	524	496
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,220	2,308
Sinclair Television Group, Inc. 5.13%, 2/15/2027 (a)	3,985	3,566
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	7,180	7,056
4.00%, 7/15/2028 (a)	11,260	10,572
5.50%, 7/1/2029 (a)	19,609	19,164
Stagwell Global LLC 5.63%, 8/15/2029 (a)	6,355	6,127

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Sunrise FinCo. I BV (Netherlands) 4.88%, 7/15/2031 (a)	3,485	3,199
TEGNA, Inc. 5.00%, 9/15/2029	8,237	7,785
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (a)	2,400	2,334
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	12,169	12,418
7.38%, 6/30/2030 (a)	1,520	1,465
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	4,307	4,299
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	1,738	1,553
Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027 (a)	1,050	1,050
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	2,750	2,540
		270,853
Metals & Mining — 0.3%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	3,890	3,885
6.13%, 5/15/2028 (a)	3,690	3,734
7.13%, 3/15/2031 (a)	5,124	5,361
ATI, Inc. 5.88%, 12/1/2027	3,085	3,067
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,951	2,973
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	2,500	2,505
4.88%, 3/1/2031 (a)	3,725	3,415
7.00%, 3/15/2032 (a)	1,377	1,384
Constellium SE 6.38%, 8/15/2032 (a)	1,500	1,493
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (j)	4,300	4,149
Novelis Corp.
4.75%, 1/30/2030 (a)	6,045	5,689
3.88%, 8/15/2031 (a)	2,525	2,218
		39,873
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	15,000	14,202
Series QIB, 4.50%, 9/1/2026 (a)	14,500	13,361
Series QIB, 4.50%, 3/15/2027 (a)	20,000	18,148
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	11,000	10,628
ReadyCap Holdings LLC Series QIB, 4.50%, 10/20/2026 (a)	20,000	19,031
		75,370
Multi-Utilities — 0.0% ^
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (j)	2,800	2,484
Oil, Gas & Consumable Fuels — 3.4%
AL Candelaria -spain- SA (Colombia)
7.50%, 12/15/2028 (j)	1,766	1,740
5.75%, 6/15/2033 (a)	3,974	3,239
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	4,959	4,949
5.75%, 1/15/2028 (a)	1,819	1,813

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.38%, 6/15/2029 (a)	8,169	7,996
Antero Resources Corp.
8.38%, 7/15/2026 (a)	1,801	1,855
7.63%, 2/1/2029 (a)	4,344	4,453
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (a)	3,220	3,223
Bapco Energies BSC Closed (Bahrain) 7.50%, 10/25/2027 (j)	2,200	2,276
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	7,120	7,382
7.38%, 3/15/2032 (a)	2,080	2,072
Blue Racer Midstream LLC
7.00%, 7/15/2029 (a)	1,780	1,832
7.25%, 7/15/2032 (a)	1,240	1,286
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (g) (h) (i)	2,626	2,593
Buckeye Partners LP
4.13%, 3/1/2025 (a)	1,342	1,335
3.95%, 12/1/2026	3,120	3,040
4.50%, 3/1/2028 (a)	6,802	6,550
California Resources Corp. 7.13%, 2/1/2026 (a)	2,822	2,830
Chord Energy Corp. 6.38%, 6/1/2026 (a)	5,451	5,469
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	3,785	3,951
8.63%, 11/1/2030 (a)	5,378	5,699
8.75%, 7/1/2031 (a)	4,667	4,947
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (a)	5,590	5,770
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	11,271	11,113
5.88%, 1/15/2030 (a)	4,870	4,592
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	8,607	9,048
7.38%, 1/15/2033 (a)	2,110	2,095
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	5,654	5,371
4.38%, 6/15/2031 (a)	5,045	4,693
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	2,480	2,635
8.88%, 1/13/2033	2,525	2,601
8.38%, 1/19/2036	974	956
5.88%, 5/28/2045	3,645	2,589
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	9,001	9,210
Energy Transfer LP
5.35%, 5/15/2045	740	698
5.30%, 4/15/2047	430	398
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	2,348	2,352
7.50%, 6/1/2027 (a)	525	539
6.50%, 7/1/2027 (a)	1,745	1,788

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.50%, 7/15/2028	3,330	3,384
4.75%, 1/15/2031 (a)	7,543	7,242
Expand Energy Corp.
5.70%, 1/23/2025 (l)	570	570
5.50%, 2/1/2026 (a)	2,215	2,215
8.38%, 9/15/2028	285	293
6.75%, 4/15/2029 (a)	17,892	18,162
5.38%, 3/15/2030	5,996	5,953
4.75%, 2/1/2032	1,124	1,070
Genesis Energy LP
8.00%, 1/15/2027	4,403	4,487
7.75%, 2/1/2028	2,735	2,764
8.25%, 1/15/2029	1,037	1,060
7.88%, 5/15/2032	1,602	1,615
Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025 (j)	2,013	2,007
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	2,959	3,023
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	8,090	8,080
5.13%, 6/15/2028 (a)	3,690	3,619
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (a)	1,560	1,656
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	3,408	3,401
Matador Resources Co. 6.25%, 4/15/2033 (a)	3,438	3,390
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (j)	3,086	3,071
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	2,658	2,723
8.38%, 2/15/2032 (a)	2,656	2,719
NuStar Logistics LP
5.75%, 10/1/2025	1,912	1,909
5.63%, 4/28/2027	5,877	5,889
6.38%, 10/1/2030	2,114	2,177
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	2,080	2,070
9.88%, 7/15/2031 (a)	5,050	5,598
6.25%, 2/1/2033 (a)	2,518	2,537
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (j)	12,834	11,525
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	3,110	2,024
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	3,300	3,280
5.35%, 2/12/2028	10,300	9,540
5.95%, 1/28/2031	14,950	12,838
10.00%, 2/7/2033	5,005	5,324
6.38%, 1/23/2045	5,548	3,878
7.69%, 1/23/2050	1,300	1,018
6.95%, 1/28/2060	10,150	7,233
Range Resources Corp.
8.25%, 1/15/2029	8,975	9,251
4.75%, 2/15/2030 (a)	1,040	989

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	3,000	2,969
SM Energy Co.
6.75%, 9/15/2026	2,639	2,645
6.63%, 1/15/2027	7,765	7,771
6.75%, 8/1/2029 (a)	2,561	2,579
7.00%, 8/1/2032 (a)	2,195	2,206
Sunoco LP
6.00%, 4/15/2027	1,270	1,272
7.00%, 5/1/2029 (a)	1,485	1,537
4.50%, 5/15/2029	3,659	3,491
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	2,795	2,795
5.50%, 1/15/2028 (a)	2,314	2,250
6.00%, 12/31/2030 (a)	4,390	4,155
6.00%, 9/1/2031 (a)	2,345	2,219
Targa Resources Partners LP
6.50%, 7/15/2027	4,573	4,619
6.88%, 1/15/2029	2,240	2,293
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (a)	2,500	2,207
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	7,048	7,365
9.50%, 2/1/2029 (a)	2,115	2,363
7.00%, 1/15/2030 (a)	3,370	3,446
9.88%, 2/1/2032 (a)	10,580	11,765
Vital Energy, Inc.
9.75%, 10/15/2030	2,000	2,147
7.88%, 4/15/2032 (a)	1,879	1,848
		390,504
Passenger Airlines — 0.3%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	13,630	13,624
5.75%, 4/20/2029 (a)	7,686	7,673
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	6,438	6,773
United Airlines, Inc. 4.38%, 4/15/2026 (a)	5,017	4,945
		33,015
Personal Care Products — 0.2%
Coty, Inc. 5.00%, 4/15/2026 (a)	989	985
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	13,790	13,605
4.13%, 4/1/2029 (a)	3,048	2,847
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	4,298	4,229
3.75%, 4/1/2031 (a)	3,050	2,735
		24,401
Pharmaceuticals — 0.9%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	19,477	18,844

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	18,545	18,137
5.75%, 8/15/2027 (a)	11,808	10,479
5.00%, 2/15/2029 (a)	20,402	12,241
5.25%, 1/30/2030 (a)	2,020	1,131
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	880	879
3.13%, 2/15/2029 (a)	2,760	2,717
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (a)	2,300	2,211
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (l)	6,862	7,083
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	1,216	1,295
EndoDesign (Ireland) 0.00%, 10/15/2024 ‡ (d)	700	—
GCB144A Endo (Luxembourg) 0.00%, 4/1/2029 ‡	1,520	—
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (a)	5,016	5,474
Organon & Co.
4.13%, 4/30/2028 (a)	10,537	9,986
5.13%, 4/30/2031 (a)	10,140	9,282
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (d)	7,330	—
		99,759
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	2,257	1,961
5.25%, 4/15/2030 (a)	720	582
		2,543
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	5,220	5,236
Entegris, Inc.
4.38%, 4/15/2028 (a)	4,148	3,975
4.75%, 4/15/2029 (a)	5,690	5,515
3.63%, 5/1/2029 (a)	811	747
5.95%, 6/15/2030 (a)	7,555	7,568
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	10,381	9,832
		32,873
Software — 0.4%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	4,420	4,231
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	5,969	5,597
4.88%, 7/1/2029 (a)	6,103	5,713
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	7,689	7,434
5.13%, 4/15/2029 (a)	1,631	1,566
RingCentral, Inc. 8.50%, 8/15/2030 (a)	2,625	2,783
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	17,305	17,249
		44,573

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — 0.1%
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	4,358	4,289
5.00%, 7/15/2028 (a)	3,712	3,621
		7,910
Specialty Retail — 0.7%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,635	4,506
4.63%, 11/15/2029 (a)	3,211	3,049
4.75%, 3/1/2030	2,997	2,841
Bath & Body Works, Inc.
9.38%, 7/1/2025 (a)	843	862
5.25%, 2/1/2028	57	57
7.50%, 6/15/2029	3,424	3,546
6.75%, 7/1/2036	4,560	4,730
Escrow Rite Aid 0.00%, 12/31/2049 ‡	1,155	689
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	2,200	1,999
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	9,162	8,492
Penske Automotive Group, Inc. 3.75%, 6/15/2029	6,411	5,914
PetSmart, Inc.
4.75%, 2/15/2028 (a)	13,775	13,148
7.75%, 2/15/2029 (a)	10,872	10,691
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	8,697	8,176
Staples, Inc.
10.75%, 9/1/2029 (a)	10,875	10,722
12.75%, 1/15/2030 (a)	2,851	2,352
		81,774
Technology Hardware, Storage & Peripherals — 0.2%
Seagate HDD Cayman
4.09%, 6/1/2029	4,315	4,078
3.13%, 7/15/2029	5,160	4,481
8.25%, 12/15/2029	3,250	3,487
8.50%, 7/15/2031	707	762
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	3,900	3,226
8.88%, 11/30/2029 (a)	2,850	2,454
		18,488
Tobacco — 0.0% ^
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,345
Trading Companies & Distributors — 0.4%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	9,143	9,098
Imola Merger Corp. 4.75%, 5/15/2029 (a)	18,628	17,881
United Rentals North America, Inc. 4.88%, 1/15/2028	9,105	8,966
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	5,881	6,017

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
6.38%, 3/15/2029 (a)	4,834	4,949
6.63%, 3/15/2032 (a)	2,845	2,936
		49,847
Transportation Infrastructure — 0.0% ^
Prumo Participacoes e Investimentos S/A (Brazil) 7.50%, 12/31/2031 (j)	4,095	4,110
Wireless Telecommunication Services — 0.1%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	9,038	2,588
6.00%, 2/15/2028 (a)	2,265	601
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	6,092	4,986
Millicom International Cellular SA (Guatemala)
5.13%, 1/15/2028 (j)	3,240	3,125
6.25%, 3/25/2029 (a)	900	892
United States Cellular Corp. 6.70%, 12/15/2033	1,708	1,850
Vodafone Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (i)	3,300	3,450
		17,492
Total Corporate Bonds (Cost $3,025,559)		2,965,819
Mortgage-Backed Securities — 18.9%
FHLMC Gold Pools, Other
Pool # WN1250, 4.40%, 5/1/2028	19,200	19,014
Pool # WN2492, 4.93%, 6/1/2028	8,000	8,021
Pool # WN2435, 3.99%, 7/1/2030	31,000	29,990
Pool # WN2184, 2.50%, 4/1/2032	9,600	8,362
Pool # WN2266, 3.55%, 10/1/2032	5,570	5,175
Pool # WN2326, 4.45%, 12/1/2032	2,160	2,116
Pool # WN2587, 4.72%, 3/1/2033	8,965	9,046
FHLMC UMBS, 30 Year
Pool # RJ0003, 6.50%, 10/1/2053	25,672	26,611
Pool # SD4341, 6.50%, 11/1/2053	17,215	17,818
Pool # SD5883, 6.50%, 6/1/2054	23,163	24,012
Pool # SD5979, 6.00%, 7/1/2054	42,963	43,768
Pool # SD6268, 6.50%, 8/1/2054	19,779	20,465
Pool # SD6461, 6.50%, 10/1/2054	14,676	15,163
FNMA UMBS, 30 Year
Pool # CB7136, 6.50%, 9/1/2053	22,266	23,041
Pool # FS6942, 6.50%, 12/1/2053	11,366	11,743
Pool # CB8004, 6.00%, 2/1/2054	13,375	13,613
Pool # CB8495, 6.00%, 5/1/2054	45,004	45,820
Pool # FS8911, 6.50%, 8/1/2054	27,311	28,327
FNMA, Other
Pool # BZ0100, 5.30%, 12/1/2028	18,000	18,475
Pool # BS7094, 4.78%, 11/1/2029	23,000	23,099
Pool # BS3390, 1.69%, 10/1/2031	11,231	9,486
Pool # BS3377, 1.72%, 10/1/2031	2,190	1,822
Pool # BS4789, 2.17%, 2/1/2032	5,100	4,342

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BZ1527, 4.68%, 8/1/2032	16,000	15,969
Pool # BS4294, 1.97%, 1/1/2034	2,400	1,950
Pool # BZ1211, 4.99%, 6/1/2034	4,700	4,818
Pool # BZ1109, 5.04%, 6/1/2034	11,674	12,013
GNMA II, 30 Year
Pool # DB5978, 6.50%, 4/20/2044	700	713
Pool # DA9696, 6.50%, 4/20/2045	535	544
Pool # BF2605, 5.50%, 5/20/2048	263	273
Pool # BJ9839, 4.38%, 4/20/2049	74	72
Pool # DD9127, 6.50%, 7/20/2049	489	506
Pool # MA8152, 5.00%, 7/20/2052	—	—
Pool # MA8432, 7.00%, 11/20/2052	63	65
Pool # MA8882, 7.00%, 5/20/2053	150	155
Pool # CW1603, 6.50%, 12/20/2053	1,870	1,923
Pool # DA0555, 6.50%, 2/20/2054	2,479	2,553
Pool # DA1949, 6.50%, 2/20/2054	2,081	2,142
Pool # 787307, 6.50%, 3/20/2054	5,238	5,386
Pool # DB1810, 6.50%, 3/20/2054	1,884	1,940
Pool # DB1811, 6.50%, 3/20/2054	948	976
Pool # DB1838, 6.50%, 3/20/2054	2,087	2,148
Pool # DB1521, 6.00%, 4/20/2054	1,019	1,040
Pool # DB1161, 6.50%, 4/20/2054	1,601	1,648
Pool # DA0802, 6.50%, 5/20/2054	3,654	3,761
Pool # DA5191, 6.50%, 5/20/2054	499	519
Pool # DA9805, 6.50%, 5/20/2054	594	612
Pool # DB7176, 6.50%, 5/20/2054	782	808
Pool # DB7182, 6.00%, 6/20/2054	904	922
Pool # DB9010, 6.00%, 6/20/2054	1,549	1,577
Pool # DC6423, 6.00%, 6/20/2054	2,116	2,160
Pool # DC6424, 6.00%, 6/20/2054	1,762	1,795
Pool # DC6462, 6.00%, 6/20/2054	1,724	1,766
Pool # DC6464, 6.00%, 6/20/2054	8,591	8,723
Pool # DC7762, 6.00%, 6/20/2054	10,562	10,724
Pool # CP4226, 6.50%, 6/20/2054	1,226	1,268
Pool # CZ1406, 6.50%, 6/20/2054	1,269	1,316
Pool # DA1016, 6.50%, 6/20/2054	593	615
Pool # DB7470, 6.50%, 6/20/2054	3,771	3,882
Pool # DB7473, 6.50%, 6/20/2054	4,175	4,303
Pool # DC6270, 6.50%, 6/20/2054	1,632	1,687
Pool # DB7520, 6.00%, 7/20/2054	3,059	3,113
Pool # DC0348, 6.00%, 7/20/2054	25,307	25,696
Pool # DC6650, 6.00%, 7/20/2054	10,590	10,753
Pool # DC8318, 6.00%, 7/20/2054	500	513
Pool # DC8319, 6.00%, 7/20/2054	568	579
Pool # DA1123, 6.50%, 7/20/2054	1,569	1,615
Pool # DB7614, 6.50%, 7/20/2054	547	563
Pool # DB7642, 6.50%, 7/20/2054	1,652	1,701
Pool # DC4806, 6.50%, 7/20/2054	2,984	3,075

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DC4815, 6.50%, 7/20/2054	2,118	2,180
Pool # DC4824, 6.50%, 7/20/2054	4,189	4,312
Pool # DC4836, 6.50%, 7/20/2054	1,868	1,926
Pool # DC4838, 6.50%, 7/20/2054	2,167	2,231
Pool # DC7719, 6.50%, 7/20/2054	865	890
Pool # DD0243, 6.50%, 7/20/2054	581	600
Pool # DD0244, 6.50%, 7/20/2054	836	864
Pool # DD0258, 6.50%, 7/20/2054	585	605
Pool # DD1474, 6.50%, 7/20/2054	7,511	7,733
Pool # DD6149, 6.50%, 7/20/2054	748	768
Pool # DE1862, 6.00%, 8/20/2054	6,006	6,098
Pool # 787524, 6.50%, 8/20/2054	31,700	32,753
Pool # 787526, 6.50%, 8/20/2054	41,481	42,720
Pool # 787527, 6.50%, 8/20/2054	33,804	34,903
Pool # 787528, 6.50%, 8/20/2054	42,864	44,117
Pool # CZ7222, 6.50%, 8/20/2054	3,990	4,116
Pool # DA1146, 6.50%, 8/20/2054	508	523
Pool # DA2943, 6.50%, 8/20/2054	2,471	2,547
Pool # DC5089, 6.50%, 8/20/2054	1,787	1,842
Pool # DC8297, 6.50%, 8/20/2054	2,164	2,232
Pool # DD0605, 6.50%, 8/20/2054	426	439
Pool # DD1553, 6.50%, 8/20/2054	661	681
Pool # DD7840, 6.50%, 8/20/2054	3,576	3,686
Pool # DD8028, 6.50%, 8/20/2054	478	492
Pool # DD8029, 6.50%, 8/20/2054	469	485
Pool # DD8031, 6.50%, 8/20/2054	499	515
Pool # DD8032, 6.50%, 8/20/2054	664	684
Pool # DD8033, 6.50%, 8/20/2054	606	623
Pool # DD9128, 6.50%, 8/20/2054	1,334	1,379
Pool # DE0930, 6.50%, 8/20/2054	415	430
Pool # DE0931, 6.50%, 8/20/2054	495	512
Pool # DE0933, 6.50%, 8/20/2054	440	455
Pool # DE0936, 6.50%, 8/20/2054	871	898
Pool # DE1872, 6.50%, 8/20/2054	6,360	6,548
Pool # MA9853, 6.50%, 8/20/2054	46,739	47,551
Pool # 787554, 6.50%, 9/20/2054	52,394	53,927
Pool # 787593, 5.50%, 10/20/2054	6,693	6,751
Pool # 787595, 6.00%, 10/20/2054	9,862	10,031
Pool # 787596, 6.00%, 10/20/2054	23,333	23,791
GNMA II, Other
Pool # CX7724, 7.00%, 9/20/2063	375	384
Pool # CX7728, 7.00%, 10/20/2063	321	329
GNMA II, Single Family, 30 Year
TBA, 5.50%, 12/15/2054 (c)	419,228	419,594
TBA, 6.00%, 12/15/2054 (c)	625,700	631,982
TBA, 6.50%, 12/15/2054 (c)	202,310	205,699
Total Mortgage-Backed Securities (Cost $2,166,773)		2,172,035

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 18.8%
ABFC Trust Series 2002-OPT1, Class M1, 5.80%, 5/25/2032 (b)	88	91
ACC, 0.00%, 6/15/2026 ‡	15,881	397
ACC Trust
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	7,826	4,588
Series 2022-1, Class D, 6.65%, 10/20/2028 (a)	9,131	—
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033 (a)	91	89
Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	198	192
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	1,177	1,075
Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	1,448	1,328
Series 2021-1H, Class D, 3.58%, 10/20/2040 (a)	1,991	1,732
Affirm Asset Securitization Trust
Series 2022-X1, Class CERT, 0.00%, 2/15/2027 ‡ (a)	12	78
Series 2023-A, Class 1A, 6.61%, 1/18/2028 (a)	3,735	3,742
Series 2024-B, Class A, 4.62%, 9/15/2029 (a)	9,600	9,559
Series 2024-B, Class D, 5.50%, 9/15/2029 (a)	5,300	5,259
AGL CLO Ltd. (Cayman Islands) Series 2020-9A, Class BR, 6.62%, 4/20/2037 (a) (b)	8,000	8,076
Aimco CLO Ltd. (Cayman Islands) Series 2021-14A, Class B, 6.23%, 4/20/2034 (a) (b)	3,500	3,506
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	458	466
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	3,939	3,663
American Credit Acceptance Receivables Trust
Series 2023-4, Class B, 6.63%, 2/14/2028 (a)	3,226	3,255
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	12,853	12,866
Series 2022-3, Class E, 8.08%, 10/13/2028 (a)	3,000	3,073
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	5,575	5,639
Series 2024-2, Class D, 6.53%, 4/12/2030 (a)	9,856	10,116
Series 2024-1, Class D, 5.86%, 5/13/2030 (a)	4,810	4,848
Series 2024-3, Class D, 6.04%, 7/12/2030 (a)	6,350	6,441
Series 2023-4, Class D, 7.65%, 9/12/2030 (a)	6,700	6,990
Series 2024-4, Class C, 4.91%, 8/12/2031 (a)	9,533	9,504
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	11,581	11,528
Series 2023-4, Class E, 9.79%, 8/12/2031 (a)	3,000	3,191
AMSR Trust
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	10,005	9,907
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 (a)	7,500	7,383
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 (a)	2,325	2,249
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 (a)	18,177	17,635
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 (a)	15,556	15,094
Series 2020-SFR5, Class G, 4.11%, 11/17/2037 (a)	7,300	7,154
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 (a)	5,310	5,118
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 (a)	2,125	2,069
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 (a)	2,125	2,094
Series 2022-SFR1, Class E2, 4.64%, 3/17/2039 (a)	9,913	9,479
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	9,913	9,614
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	11,000	10,103
Apidos CLO (Cayman Islands) Series 2016-25A, Class A2R2, 6.42%, 10/20/2031 (a) (b)	4,200	4,198

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040 (a)	4,290	4,135
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	3,971	3,745
AREIT Trust Series 2021-CRE5, Class D, 7.37%, 11/17/2038 (a) (b)	12,500	12,326
Ares CLO Ltd. (Cayman Islands)
Series 2015-4A, Class BRR, 6.41%, 10/15/2030 (a) (b)	6,233	6,239
Series 2017-43A, Class BR, 6.62%, 7/15/2034 (a) (b)	13,600	13,593
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class D, 3.34%, 8/20/2026 (a)	10,500	10,312
Series 2023-4A, Class C, 7.24%, 6/20/2029 (a)	3,530	3,643
Series 2024-1A, Class A, 5.36%, 6/20/2030 (a)	4,545	4,631
Series 2024-1A, Class B, 5.85%, 6/20/2030 (a)	2,115	2,134
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	2,500	2,526
Series 2024-3A, Class A, 5.23%, 12/20/2030 (a)	5,380	5,444
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	2,625	2,624
Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	2,450	2,441
Bain Capital Credit CLO Ltd. Series 2022-3A, Class B, 6.65%, 7/17/2035 (a) (b)	6,505	6,515
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A2R, 6.43%, 10/20/2031 (a) (b)	4,420	4,425
Series 2020-2A, Class DR, 11.03%, 10/20/2031 (a) (b)	2,250	2,243
Series 2024-27A, Class A2, 6.46%, 10/25/2037 (a) (b)	3,775	3,773
Barings CLO Ltd. (Cayman Islands) Series 2022-1A, Class B, 6.57%, 4/15/2035 (a) (b)	2,600	2,600
Bastion Funding I LLC Series 2023-1A, Class C, 11.74%, 4/25/2038 ‡ (a)	4,593	4,595
Bayview Opportunity Master Fund LLC
Series 2024-CAR1, Class C, 6.23%, 12/26/2031 (a) (b)	1,464	1,468
Series 2024-CAR1, Class D, 6.78%, 12/26/2031 (a) (b)	371	373
Series 2024-CAR1, Class E, 8.33%, 12/26/2031 (a) (b)	1,111	1,114
BlueMountain CLO Ltd. (Cayman Islands) Series 2019-26A, Class CR, 7.08%, 10/20/2034 (a) (b)	6,000	6,008
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class B, 6.80%, 8/15/2029	4,814	4,907
Series 2024-1, Class D, 6.03%, 11/15/2029	2,600	2,647
Series 2024-3, Class D, 5.83%, 5/15/2030	8,430	8,538
Series 2024-4, Class C, 4.83%, 8/15/2030	10,189	10,161
Series 2024-4, Class D, 5.23%, 8/15/2030	17,000	16,965
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (a)	651	676
BSPRT Issuer Ltd.
Series 2021-FL7, Class D, 7.47%, 12/15/2038 (a) (b)	8,700	8,550
Series 2021-FL7, Class E, 8.12%, 12/15/2038 (a) (b)	225	220
Buckhorn Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class ARR, 5.63%, 7/18/2034 (a) (b)	17,200	17,200
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	14,374	14,601
Series 2024-1A, Class C, 9.13%, 5/15/2039 ‡ (a)	2,303	2,350
Buttermilk Park CLO Ltd. (Cayman Islands)
Series 2018-1A, Class B1R, 6.26%, 10/15/2031 (a) (b)	2,007	2,008
Series 2018-1A, Class CR, 6.61%, 10/15/2031 (a) (b)	11,688	11,691
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 (a)	469	464
Camden, 8.50%, 9/15/2031 ‡	18,284	17,735

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Carlyle Global Market Strategies CLO Ltd.
Series 2012-3A, Class BR2, 7.12%, 1/14/2032 (a) (b)	1,000	1,000
Series 2015-4A, Class A2RR, 6.47%, 7/20/2032 (a) (b)	6,000	6,006
Series 2015-4A, Class BRR, 7.07%, 7/20/2032 (a) (b)	8,000	7,991
CARLYLE US CLO Ltd. (Cayman Islands) Series 2018-4A, Class D2R, 9.57%, 10/17/2037 (a) (b)	3,500	3,552
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	5,770	3,835
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	2,745	2,543
CARS-DB4 LP
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	2,948	2,816
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (a)	4,290	4,072
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (a)	4,510	3,957
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (a)	5,897	4,843
Carvana Auto Receivables Trust Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	1,092	1,091
Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (b)	4,811	4,502
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (a) (l)	8,688	8,074
Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032 (l)	123	123
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 4.73%, 2/16/2026 ‡ (a) (l)	3,024	2,986
Series 2022-RTL1, Class AB, 6.50%, 2/16/2026 ‡ (a) (l)	3,024	2,996
CIFC Funding Ltd. (Cayman Islands) Series 2022-2A, Class A2, 6.17%, 4/19/2035 (a) (b)	11,000	11,012
CoreVest American Finance Trust
Series 2019-1, Class E, 5.70%, 3/15/2052 (a) (b)	1,493	1,438
Series 2019-2, Class E, 5.33%, 6/15/2052 (a) (b)	5,576	5,040
Series 2019-3, Class XB, IO, 1.51%, 10/15/2052 (a) (b)	53,875	2,971
Series 2019-3, Class XA, IO, 2.15%, 10/15/2052 (a) (b)	5,360	55
Series 2019-3, Class D, 3.76%, 10/15/2052 (a)	8,689	7,773
Series 2019-3, Class E, 4.85%, 10/15/2052 (a) (b)	5,810	5,114
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	808	810
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	22,000	22,668
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	2,000	2,015
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	2,295	2,366
Series 2023-5A, Class A, 6.13%, 12/15/2033 (a)	7,750	7,870
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	3,866	3,974
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	6,805	6,901
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	5,988	6,084
Series 2024-2A, Class A, 5.95%, 6/15/2034 (a)	9,942	10,112
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	7,860	8,023
Series 2024-3A, Class A, 4.68%, 9/15/2034 (a)	10,398	10,296
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	8,645	8,523
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	5,320	5,248
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4, Class M1, 5.42%, 7/25/2034 (b)	249	252
DataBank Issuer Series 2021-1A, Class C, 4.43%, 2/27/2051 (a)	3,800	3,584
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (a)	14,319	14,348
Drive Auto Receivables Trust
Series 2024-2, Class B, 4.52%, 7/16/2029	5,223	5,189
Series 2024-2, Class C, 4.67%, 5/17/2032	4,751	4,718

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-2, Class D, 4.94%, 5/17/2032	4,975	4,908
Dryden CLO Ltd. (Cayman Islands)
Series 2017-53A, Class C, 6.62%, 1/15/2031 (a) (b)	1,000	1,000
Series 2019-80A, Class BR, 6.40%, 1/17/2033 (a) (b)	2,540	2,543
DT Auto Owner Trust
Series 2023-1A, Class B, 5.19%, 10/16/2028 (a)	1,067	1,068
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	11,700	11,519
Series 2022-3A, Class E, 10.99%, 7/16/2029 (a)	8,500	9,097
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 (a)	521	507
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	1,427	1,319
Elmwood CLO Ltd. (Cayman Islands)
Series 2021-3A, Class BR, 6.37%, 4/20/2034 (a) (b)	8,847	8,861
Series 2021-3A, Class CR, 6.82%, 4/20/2034 (a) (b)	5,420	5,416
Series 2024-3A, Class A, 6.15%, 4/18/2037 (a) (b)	18,700	18,844
Series 2021-1A, Class BR, 6.62%, 4/20/2037 (a) (b)	5,000	5,042
Series 2019-3A, Class BRR, 6.33%, 7/18/2037 (a) (b)	8,200	8,206
Series 2024-12RA, Class CR, 6.55%, 10/20/2037 (a) (b)	11,080	11,080
Exeter Automobile Receivables Trust
Series 2023-4A, Class C, 6.51%, 8/15/2028	3,520	3,577
Series 2021-3A, Class E, 3.04%, 12/15/2028 (a)	2,845	2,739
Series 2022-6A, Class D, 8.03%, 4/6/2029	4,232	4,410
Series 2023-2A, Class D, 6.32%, 8/15/2029	3,000	3,055
Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	1,330	1,284
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	6,000	5,925
Series 2023-4A, Class D, 6.95%, 12/17/2029	5,000	5,149
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,138	1,161
Series 2023-1A, Class E, 12.07%, 9/16/2030 (a)	4,350	4,984
Series 2024-3A, Class E, 7.84%, 10/15/2031 (a)	3,000	3,067
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	1,902	1,866
Series 2020-SFR1, Class F2, 4.28%, 8/17/2037 (a)	9,000	8,863
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	15,000	14,610
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	13,000	12,656
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (a)	9,500	8,441
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (a)	8,000	7,080
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	7,333	6,911
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	12,700	10,605
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	5,559	4,577
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	10,000	9,510
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	6,941	6,561
Series 2022-SFR2, Class G, 4.50%, 7/17/2039 (a)	11,400	10,583
Flagship Credit Auto Trust Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	4,000	2,848
Flatiron CLO Ltd. (Cayman Islands) Series 2024-1A, Class A1, 6.59%, 7/15/2036 (a) (b)	5,000	5,019
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (b)	7,000	6,717
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (b)	25,000	23,174
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (b)	19,140	17,493

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (b)	15,000	14,933
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	10,000	9,775
Foundation Finance Trust
Series 2019-1A, Class B, 4.22%, 11/15/2034 (a)	595	591
Series 2019-1A, Class C, 5.66%, 11/15/2034 (a)	3,055	3,030
FTF Funding II LLC, 8.00%, 8/15/2025 ‡	2,528	2,073
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class D, 7.01%, 1/16/2029 (a)	3,261	3,344
Series 2022-2A, Class E, 5.50%, 6/15/2029 (a)	10,680	10,402
Series 2023-1A, Class E, 11.42%, 3/15/2030 (a)	1,000	1,112
Series 2024-4A, Class D, 5.65%, 7/15/2030 (a)	12,035	12,046
Grene 2023-Senior Series 2023-Senior, 5.50%, 1/17/2061 ‡	2,849	2,807
Grene Energy Senio, 11.00%, 1/25/2026 ‡	245	208
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	2	2
Hertz Vehicle Financing LLC
Series 2021-1A, Class C, 2.05%, 12/26/2025 (a)	833	831
Series 2021-1A, Class D, 3.98%, 12/26/2025 (a)	1,667	1,663
Series 2022-4A, Class D, 6.56%, 9/25/2026 (a)	5,700	5,667
Series 2023-1A, Class C, 6.91%, 6/25/2027 (a)	3,990	4,013
Series 2023-1A, Class D, 9.13%, 6/25/2027 (a)	15,000	15,046
Series 2023-3A, Class D, 9.43%, 2/25/2028 (a)	4,450	4,477
Series 2023-2A, Class D, 9.40%, 9/25/2029 (a)	4,600	4,625
Series 2023-4A, Class D, 9.44%, 3/25/2030 (a)	3,200	3,219
Hertz Vehicle Financing LP Series 2021-2A, Class D, 4.34%, 12/27/2027 (a)	12,000	11,081
HIN Timeshare Trust
Series 2020-A, Class B, 2.23%, 10/9/2039 (a)	1,004	944
Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	874	835
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	3,854	3,747
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	726	704
Home Partners of America Trust Series 2021-3, Class F, 4.24%, 1/17/2041 (a)	14,242	12,620
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	15,885	15,894
Jonah Energy Abs LLC Series 2022-1, Class C, 12.66%, 8/10/2039 ‡	17,500	17,456
KKR CLO Ltd. (Cayman Islands) Series 40A, Class BR, 6.32%, 10/20/2034 (a) (b)	5,300	5,301
KKR Financial CLO Ltd. (Cayman Islands) Series 2013-1A, Class A2R2, 6.11%, 4/15/2029 (a) (b)	4,933	4,938
LendingClub Loan Certificate Issuer Trust
Series 2021-NP1, Class CERT, 0.00%, 12/15/2036 ‡ (a)	900	3,999
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	855	4,662
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	860	3,745
Series 2022-NP2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	800	4,740
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	750	3,575
Series 2022-NP3, Class CERT, 0.00%, 5/15/2037 ‡ (a)	500	4,357
Series 2022-P3, Class CERT, 0.00%, 5/15/2037 ‡ (a)	500	3,082
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (a)	400	4,483
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (a)	400	2,852
Series 2022-NP6, Class CERT, 0.00%, 7/15/2037 ‡ (a)	700	7,990
Series 2022-P5, Class CERT, 0.00%, 7/15/2037 ‡ (a)	800	9,264

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Lendingpoint Asset Securitization Trust
Series 2021-A, Class C, 2.75%, 12/15/2028 (a)	97	97
Series 2021-A, Class D, 5.73%, 12/15/2028 (a)	6,540	5,673
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	10,808	10,343
Series 2021-B, Class D, 6.12%, 2/15/2029 (a)	2,000	536
Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	30,062	20,913
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	49	49
Series 2022-C, Class C, 8.68%, 2/15/2030 (a)	1,277	1,187
LendingPoint Asset Securitization Trust Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	6,500	2,190
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	4,500	4,112
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,000	908
Series 2021-2A, Class C, 3.09%, 4/20/2032 (a)	1,100	1,001
Series 2024-1A, Class A, 5.53%, 6/21/2032 (a)	3,050	3,075
Series 2024-2A, Class A, 4.47%, 2/21/2034 (a)	4,646	4,569
Series 2024-2A, Class D, 5.69%, 2/21/2034 (a)	2,300	2,262
Series 2024-2A, Class E, 8.47%, 2/21/2034 (a)	3,700	3,632
LFT CRE Ltd.
Series 2021-FL1, Class D, 7.17%, 6/15/2039 (a) (b)	22,600	21,751
Series 2021-FL1, Class E, 7.67%, 6/15/2039 (a) (b)	10,000	9,498
LL ABS Trust Series 2021-1A, Class C, 3.54%, 5/15/2029 (a)	5,102	5,048
LP LMS Asset Securitization Trust
8.35%, 10/15/2028 ‡	5,138	5,055
Series 2021-2A, Class C, 3.85%, 1/15/2029 (a)	8,131	7,994
Madison Park Funding Ltd. (Cayman Islands)
Series 2018-28A, Class C, 6.77%, 7/15/2030 (a) (b)	1,000	1,001
Series 2018-29A, Class BR, 6.43%, 10/18/2030 (a) (b)	14,550	14,572
Series 2014-14A, Class DRR, 7.84%, 10/22/2030 (a) (b)	1,800	1,804
Series 2021-39A, Class CR, 6.68%, 10/22/2034 (a) (b)	14,000	14,046
Series 2021-52A, Class B, 6.49%, 1/22/2035 (a) (b)	11,660	11,677
Series 2019-37A, Class D1A, 8.41%, 4/15/2037 ‡ (a) (b)	2,000	2,049
Magnetite Ltd.
Series 2023-39A, Class B, 6.78%, 10/25/2033 (a) (b)	6,400	6,397
Series 2020-27A, Class ER, 10.88%, 10/20/2034 (a) (b)	7,000	6,997
Series 2019-22A, Class BRR, 6.26%, 7/15/2036 (a) (b)	8,820	8,829
Series 2019-22A, Class CRR, 6.51%, 7/15/2036 (a) (b)	5,369	5,370
Series 2023-39A, Class BR, 0.00%, 1/25/2037 (a) (b) (c)	5,950	5,950
Series 2024-38A, Class B, 6.66%, 4/15/2037 (a) (b)	14,750	14,865
Series 2016-17A, Class AR2, 6.12%, 4/20/2037 (a) (b)	6,500	6,550
Series 2016-17A, Class BR2, 6.57%, 4/20/2037 (a) (b)	6,164	6,181
Mariner Finance issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (a)	10,000	9,957
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	3,246	3,253
Mariner Finance Issuance Trust
Series 2023-AA, Class E, 11.12%, 10/22/2035 (a)	8,400	8,674
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	5,030	4,482
Marlette Funding Trust
Series 2022-2A, Class D, 7.50%, 8/15/2032 (a)	3,823	3,838

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-3A, Class C, 6.89%, 11/15/2032 (a)	1,096	1,109
Series 2022-3A, Class D, 7.80%, 11/15/2032 (a)	2,550	2,568
Series 2023-1A, Class B, 6.50%, 4/15/2033 (a)	3,313	3,328
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	1,150	1,170
Series 2023-3A, Class D, 8.04%, 9/15/2033 (a)	3,590	3,693
MNR ABS Issuer I LLC, 12.44%, 12/15/2038 ‡	8,038	8,239
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2016-22A, Class BR2, 6.65%, 4/15/2038 (a) (b)	4,505	4,535
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2018-29A, Class B1R, 6.42%, 10/19/2031 (a) (b)	6,428	6,434
Series 2019-34A, Class BR, 6.37%, 1/20/2035 (a) (b)	11,435	11,456
Series 2022-50A, Class BR, 6.28%, 7/23/2036 (a) (b)	9,200	9,209
Series 2022-50A, Class CR, 6.53%, 7/23/2036 (a) (b)	5,972	5,971
Series 2024-55A, Class B, 6.63%, 4/22/2038 (a) (b)	5,250	5,291
New Economy Assets Phase Sponsor LLC Series 2021-1, Class B1, 2.41%, 10/20/2061 (a)	2,550	2,277
New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (a)	7,508	7,481
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a)	55,000	55,258
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	3,400	3,336
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	2,863	2,768
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	8,054	7,781
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	12,642	12,176
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	5,399	5,161
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	2,141	2,108
OCP CLO Ltd. (Cayman Islands)
Series 2014-6A, Class A2R2, 6.15%, 10/17/2030 (a) (b)	11,339	11,359
Series 2014-6A, Class BR2, 6.55%, 10/17/2030 (a) (b)	10,013	10,021
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2019-1A, Class BR, 6.48%, 10/25/2032 (a) (b)	9,332	9,343
Series 2019-1A, Class CR, 7.08%, 10/25/2032 (a) (b)	11,200	11,192
Octagon Ltd. Series 2022-1A, Class B, 6.66%, 7/15/2037 (a) (b)	7,440	7,474
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	4,680	4,765
OnDeck Asset Securitization Trust LLC
Series 2024-2A, Class A, 4.98%, 10/17/2031 (a)	3,100	3,046
Series 2024-2A, Class B, 5.42%, 10/17/2031 (a)	1,900	1,877
OneMain Financial Issuance Trust Series 2018-2A, Class D, 4.29%, 3/14/2033 (a)	1,500	1,494
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	3,167	3,164
Oportun Issuance Trust
Series 2022-2, Class D, 11.34%, 10/9/2029	500	502
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	711	693
Series 2021-B, Class D, 5.41%, 5/8/2031 (a)	1,161	1,127
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	25,000	24,925
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	18,208	17,391
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class C, 7.52%, 10/15/2029 (a) (b)	8,877	8,889
Series 2021-4A, Class D, 9.92%, 10/15/2029 (a) (b)	12,000	11,966
Series 2022-3A, Class BR, 6.66%, 4/15/2031 (a) (b)	8,462	8,471
Series 2022-4A, Class BR, 6.28%, 7/24/2031 (a) (b)	5,000	5,019
Series 2024-3A, Class A2, 6.17%, 8/8/2032 (a) (b)	13,862	13,918

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-3A, Class B, 6.42%, 8/8/2032 (a) (b)	14,500	14,487
Series 2024-1A, Class A2, 6.56%, 10/15/2032 (a) (b)	11,127	11,140
Series 2024-1A, Class B, 6.91%, 10/15/2032 (a) (b)	7,000	6,999
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 8.98%, 5/25/2027 (a) (b)	2,000	2,027
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 3.47%, 7/25/2035 (l)	66	65
PRET LLC
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (a) (l)	3,385	3,307
Series 2024-NPL2, Class A1, 7.02%, 2/25/2054 (a) (l)	11,743	11,768
Series 2024-RN1, Class A1, 7.14%, 3/25/2054 (a) (l)	6,183	6,204
Series 2024-NPL3, Class A1, 7.52%, 4/27/2054 (a) (l)	18,785	18,950
Series 2024-NPL5, Class A1, 5.96%, 9/25/2054 (a) (l)	3,524	3,491
Progress Residential Series 2021-SFR1, Class G, 3.86%, 4/17/2038 (a)	7,000	6,806
Progress Residential Trust
Series 2021-SFR11, Class F, 4.42%, 1/17/2039 (a)	8,000	7,307
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	10,211	9,422
PRPM LLC
Series 2021-6, Class A1, 4.79%, 7/25/2026 (a) (l)	9,781	9,740
Series 2021-6, Class A2, 6.47%, 7/25/2026 (a) (l)	2,817	2,765
Series 2021-10, Class A2, 7.83%, 10/25/2026 (a) (l)	5,053	5,037
RAMP Trust Series 2002-RS2, Class AI5, 4.66%, 3/25/2032 (b)	33	32
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 7.25%, 12/27/2044 (a) (b)	2,625	2,620
Regional Management Issuance Trust
Series 2020-1, Class D, 6.77%, 10/15/2030 (a)	2,410	2,409
Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	2,600	2,526
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (l)	106	70
Series 2005-2, Class M1, 5.55%, 8/25/2035 (l)	380	355
Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	39	38
Repo Buyer RRI Trust, 0.00%, 4/14/2055 ‡	4,570	3,988
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	930	890
Series 2024-A, Class A, 5.91%, 8/20/2032 (a)	9,326	9,392
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	17,753	17,783
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (a) (l)	4,938	4,871
Series 2024-2, Class A2, 8.81%, 9/27/2028 (a) (l)	11,956	11,798
River Rock SFR Frn, 9.25%, 5/15/2025 ‡ (a)	5,338	5,231
RR Ltd. (Cayman Islands)
Series 2021-18A, Class A2, 6.52%, 10/15/2034 (a) (b)	7,000	7,012
Series 2020-12A, Class AAR3, 5.91%, 1/15/2036 (a) (b)	4,570	4,579
Series 2020-12A, Class A2R3, 6.26%, 1/15/2036 (a) (b)	7,469	7,465
Santander Drive Auto Receivables Trust
Series 2024-4, Class C, 4.95%, 4/15/2030	5,088	5,096
Series 2023-3, Class C, 5.77%, 11/15/2030	1,600	1,636
Series 2022-7, Class C, 6.69%, 3/17/2031	493	507
Series 2024-3, Class D, 5.97%, 10/15/2031	12,824	13,090
Series 2024-4, Class D, 5.32%, 12/15/2031	5,298	5,286
Series 2024-5, Class D, 5.14%, 2/17/2032	2,984	2,974

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
SART CRR Series 4, Class B, 4.70%, 5/15/2025 ‡	345	345
SBA Small Business Investment Cos. Series 2024-10B, Class 1, 4.38%, 9/10/2034	6,400	6,334
SCF Equipment Leasing LLC
Series 2022-1A, Class E, 5.26%, 7/20/2032 (a)	2,354	2,292
Series 2022-1A, Class F, 6.00%, 7/20/2032 (a)	5,360	5,195
Series 2021-1A, Class E, 3.56%, 8/20/2032 (a)	3,300	3,265
Series 2021-1A, Class F, 5.52%, 8/20/2032 (a)	20,757	20,623
Shackleton CLO Ltd. (Cayman Islands) Series 2019-15A, Class BR, 6.47%, 1/15/2032 (a) (b)	3,651	3,655
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class D, 6.59%, 7/20/2037 (a)	1,590	1,584
Series 2021-2A, Class D, 3.23%, 9/20/2038 (a)	775	740
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	3,223	3,376
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	1,838	1,874
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (a) (l)	7,500	7,193
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (a)	2,578	2,662
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class C, 6.66%, 4/16/2031 (a) (b)	1,000	1,000
Series 2015-16A, Class B1RR, 6.36%, 10/15/2031 (a) (b)	8,224	8,232
Theorem Funding Trust Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	1,005	1,013
Tricolor Auto Securitization Trust Series 2021-1A, Class F, 5.08%, 5/15/2028 (a)	272	271
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	2,975	2,920
Series 2016-1, Class B, 3.65%, 1/7/2026	2,536	2,480
Upstart Pass-Through Trust
Series 2021-ST4, Class CERT, 0.00%, 7/20/2027 ‡ (a)	1,875	177
Series 2021-ST6, Class CERT, 0.00%, 8/20/2027 ‡ (a)	2,900	561
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	191	189
Series 2021-PT1, Class A, HB, 20.57%, 9/20/2027 ‡ (a) (b)	1,026	853
Series 2021-ST7, Class CERT, 0.00%, 9/20/2029 ‡ (a)	3,500	1,061
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029 ‡ (a)	2,670	966
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 ‡ (a)	2,830	1,069
Series 2021-PT2, Class A, HB, 23.95%, 11/20/2029 ‡ (a) (b)	1,742	1,490
Series 2021-PT3, Class A, HB, 21.56%, 12/20/2029 ‡ (a) (b)	1,811	1,549
Series 2021-PT4, Class A, HB, 20.47%, 1/20/2030 ‡ (a) (b)	727	621
Series 2022-PT2, Class A, 18.05%, 2/20/2030 ‡ (a) (b)	2,048	2,048
Series 2022-PT1, Class A, 19.86%, 2/20/2030 ‡ (a) (b)	2,183	2,183
Series 2022-PT3, Class A, HB, 21.62%, 4/20/2030 ‡ (a) (b)	1,762	1,760
Series 2022-PT4, Class A, HB, 21.35%, 5/20/2030 ‡ (a) (b)	1,651	1,651
Upstart Securitization Trust
Series 2021-4, Class C, 3.19%, 9/20/2031 (a)	6,604	6,352
Series 2021-5, Class C, 4.15%, 11/20/2031 (a)	13,236	12,736
Series 2022-1, Class C, 5.71%, 3/20/2032 (a)	6,474	3,378
US Auto Funding
Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	3,991	3,736
Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,392	546
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (a)	1,035	1,026
vMobo, Inc.
7.46%, 7/18/2027 ‡	9,998	9,535

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
9.46%, 7/18/2027 ‡	20,000	19,130
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (l)	4,288	4,276
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (a) (l)	1,650	1,646
Welk Resorts LLC
Series 2019-AA, Class C, 3.34%, 6/15/2038 (a)	801	767
Series 2019-AA, Class D, 4.03%, 6/15/2038 (a)	316	305
Westlake Automobile Receivables Trust
Series 2023-1A, Class B, 5.41%, 1/18/2028 (a)	375	376
Series 2023-1A, Class C, 5.74%, 8/15/2028 (a)	404	407
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	438	450
Series 2024-1A, Class C, 5.65%, 2/15/2029 (a)	2,688	2,720
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	3,795	3,896
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	2,304	2,346
Series 2024-3A, Class C, 4.92%, 11/15/2029 (a)	6,766	6,761
Series 2024-3A, Class D, 5.21%, 4/15/2030 (a)	19,900	19,842
Total Asset-Backed Securities (Cost $2,236,569)		2,159,184
Collateralized Mortgage Obligations — 9.7%
Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 4.78%, 5/25/2036 (b)	834	726
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	16	16
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	11	11
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	15	12
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	42	34
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	260	229
Series 2005-J14, Class A3, 5.50%, 12/25/2035	211	131
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	462	228
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (b)	5,000	5,098
10.14%, 3/25/2031 ‡ (b)	7,500	7,584
Angel Oak Mortgage Trust
Series 2019-5, Class M1, 3.30%, 10/25/2049 (a) (b)	8,000	7,520
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (b)	2,470	2,256
Series 2019-6, Class B3, 5.99%, 11/25/2059 (a) (b)	1,250	1,114
Series 2020-1, Class B1, 3.76%, 12/25/2059 (a) (b)	1,550	1,350
Angel Oak Mortgage Trust I LLC
Series 2018-3, Class B1, 5.04%, 9/25/2048 (a) (b)	1,000	931
Series 2019-4, Class B2, 5.66%, 7/26/2049 (a) (b)	4,700	4,459
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048 (a) (b)	1,000	900
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (b)	308	299
Banc of America Funding Trust Series 2007-5, Class 4A1, 5.07%, 7/25/2037 (b)	609	412
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 6.34%, 8/25/2034 (b)	58	56
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033 (l)	66	58
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 5.10%, 4/25/2046 (b)	710	604
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	31	29
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019	6	6

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	39	38
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (l)	2,139	2,160
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1, 9.20%, 4/25/2031 (a) (b)	7,307	7,716
Series 2019-R04, Class 2B1, 10.10%, 6/25/2039 (a) (b)	9,600	10,137
Series 2019-R05, Class 1B1, 8.95%, 7/25/2039 (a) (b)	7,428	7,743
Series 2019-R06, Class 2B1, 8.60%, 9/25/2039 (a) (b)	25,917	26,870
Series 2019-R07, Class 1B1, 8.25%, 10/25/2039 (a) (b)	30,279	31,362
Series 2019-HRP1, Class B1, 14.10%, 11/25/2039 (a) (b)	17,955	19,832
Series 2020-R02, Class 2B1, 7.85%, 1/25/2040 (a) (b)	2,834	2,902
Series 2020-R01, Class 1B1, 8.10%, 1/25/2040 (a) (b)	10,860	11,240
Series 2021-R01, Class 1B1, 7.83%, 10/25/2041 (a) (b)	2,600	2,671
Series 2021-R03, Class 1B1, 7.48%, 12/25/2041 (a) (b)	6,000	6,143
Series 2023-R01, Class 1M1, 7.13%, 12/25/2042 (a) (b)	6,280	6,457
Series 2023-R02, Class 1M2, 8.08%, 1/25/2043 (a) (b)	11,850	12,545
Series 2023-R02, Class 1B1, 10.28%, 1/25/2043 (a) (b)	7,600	8,341
Series 2023-R04, Class 1M1, 7.03%, 5/25/2043 (a) (b)	6,081	6,234
Series 2023-R04, Class 1M2, 8.28%, 5/25/2043 (a) (b)	5,000	5,354
Series 2023-R04, Class 1B1, 10.08%, 5/25/2043 (a) (b)	4,000	4,406
Series 2023-R06, Class 1M2, 7.43%, 7/25/2043 (a) (b)	2,960	3,075
Series 2023-R07, Class 2M2, 7.98%, 9/25/2043 (a) (b)	1,682	1,761
Series 2024-R02, Class 1M1, 5.83%, 2/25/2044 (a) (b)	3,320	3,321
Series 2024-R02, Class 1M2, 6.53%, 2/25/2044 (a) (b)	3,160	3,180
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 5.25%, 6/25/2035 (b)	160	107
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (l)	55	53
FARM Mortgage Trust Series 2021-1, Class B, 3.24%, 7/25/2051 (a) (b)	1,467	1,119
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (b)	17,623	12
Series 2021-2, Class BXS, 16.00%, 11/25/2060 (a) (b)	4,947	3,643
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B1, 7.73%, 8/25/2033 (a) (b)	6,600	7,268
Series 2021-DNA2, Class B1, 8.13%, 8/25/2033 (a) (b)	18,555	20,758
Series 2022-DNA3, Class M1B, 7.63%, 4/25/2042 (a) (b)	10,000	10,363
Series 2022-DNA4, Class M2, 9.98%, 5/25/2042 (a) (b)	3,100	3,362
Series 2022-DNA5, Class M2, 11.48%, 6/25/2042 (a) (b)	12,000	13,465
Series 2023-DNA1, Class M1A, 6.83%, 3/25/2043 (a) (b)	1,418	1,439
Series 2023-DNA2, Class M1A, 6.83%, 4/25/2043 (a) (b)	5,527	5,638
Series 2023-HQA2, Class M1B, 8.08%, 6/25/2043 (a) (b)	8,800	9,223
Series 2024-DNA1, Class M2, 6.68%, 2/25/2044 (a) (b)	8,500	8,599
FHLMC STACR Trust
Series 2018-DNA2, Class B1, 8.55%, 12/25/2030 (a) (b)	1,000	1,060
Series 2018-DNA3, Class B1, 8.75%, 9/25/2048 (a) (b)	7,685	8,351
Series 2018-HQA2, Class B1, 9.10%, 10/25/2048 (a) (b)	3,935	4,239
Series 2019-DNA1, Class B2, 15.60%, 1/25/2049 (a) (b)	8,135	10,093
Series 2019-HQA2, Class B2, 16.10%, 4/25/2049 (a) (b)	3,500	4,251
Series 2019-DNA4, Class B2, 11.10%, 10/25/2049 (a) (b)	5,000	5,494
FHLMC STACR, Whole Loan
Series 2017-DNA2, Class B1, 10.00%, 10/25/2029 (b)	11,000	11,877

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-DNA3, Class B1, 9.30%, 3/25/2030 (b)	10,800	11,554
Series 2018-HQA1, Class B1, 9.20%, 9/25/2030 (b)	34,415	36,819
FHLMC, REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	746	23
Series 4149, IO, 3.00%, 1/15/2033	195	14
Series 4160, IO, 3.00%, 1/15/2033	611	43
Series 4212, Class MI, IO, 3.00%, 6/15/2033	859	79
Series 3145, Class GI, IF, IO, 1.68%, 4/15/2036 (b)	1,193	105
Series 4495, Class PI, IO, 4.00%, 9/15/2043	157	10
Series 4321, Class PI, IO, 4.50%, 1/15/2044	221	35
Series 4670, Class TI, IO, 4.50%, 1/15/2044	193	12
Series 4550, Class DI, IO, 4.00%, 3/15/2044	110	8
Series 4612, Class QI, IO, 3.50%, 5/15/2044	212	23
Series 4612, Class PI, IO, 3.50%, 6/15/2044	20	2
Series 4657, Class QI, IO, 4.00%, 9/15/2044	192	13
Series 4585, Class JI, IO, 4.00%, 5/15/2045	223	28
Series 4628, Class PI, IO, 4.00%, 7/15/2045	146	16
Series 4681, Class SD, IF, IO, 1.23%, 5/15/2047 (b)	349	39
Series 4694, Class SA, IF, IO, 1.18%, 6/15/2047 (b)	605	72
Series 4689, Class SD, IF, IO, 1.23%, 6/15/2047 (b)	508	58
Series 4746, Class SC, IF, IO, 1.23%, 1/15/2048 (b)	6,076	702
Series 5164, Class J, 2.50%, 5/25/2049	9,730	8,504
Series 4910, Class PI, IO, 5.00%, 7/25/2049	1,644	360
Series 4919, Class SH, IF, IO, 1.15%, 9/25/2049 (b)	8,827	925
Series 5011, Class MI, IO, 3.00%, 9/25/2050	31,225	5,120
Series 5052, Class EI, IO, 3.00%, 12/25/2050	26,027	4,423
Series 5072, Class BI, IO, 3.00%, 2/25/2051	32,468	5,528
Series 5143, Class PI, IO, 2.50%, 5/25/2051	2,755	344
Series 5143, Class Z, 2.50%, 5/25/2051	1,579	918
Series 5148, Class PI, IO, 2.50%, 10/25/2051	7,809	886
Series 5148, Class PZ, 2.50%, 10/25/2051	6,376	4,038
Series 5151, Class KZ, 2.50%, 10/25/2051	4,471	2,867
Series 5154, Class QI, IO, 2.50%, 10/25/2051	10,737	1,129
Series 5154, Class ZQ, 2.50%, 10/25/2051	10,684	6,980
Series 5149, Class ZB, 3.00%, 10/25/2051	1,160	770
Series 5387, Class KB, 6.00%, 3/25/2054	9,907	10,514
FHLMC, STRIPS
Series 304, Class C32, IO, 3.00%, 12/15/2027	52	2
Series 342, Class S7, IF, IO, 1.19%, 2/15/2045 (b)	6,202	622
FNMA, Connecticut Avenue Securities
Series 2017-C02, Class 2B1, 10.35%, 9/25/2029 (b)	28,544	31,105
Series 2017-C03, Class 1B1, 9.70%, 10/25/2029 (b)	7,377	7,910
Series 2017-C05, Class 1B1, 8.45%, 1/25/2030 (b)	11,760	12,258
Series 2017-C06, Class 1B1, 9.00%, 2/25/2030 (b)	7,255	7,834
Series 2017-C06, Class 2B1, 9.30%, 2/25/2030 (b)	8,015	8,575
Series 2017-C07, Class 1B1, 8.85%, 5/25/2030 (b)	5,700	6,174
Series 2018-C01, Class 1B1, 8.40%, 7/25/2030 (b)	4,870	5,234
Series 2018-C03, Class 1B1, 8.60%, 10/25/2030 (b)	16,054	17,458

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2018-C04, Class 2B1, 9.35%, 12/25/2030 (b)	4,250	4,632
Series 2018-C05, Class 1B1, 9.10%, 1/25/2031 (b)	3,000	3,292
Series 2018-C06, Class 1B1, 8.60%, 3/25/2031 (b)	16,560	17,800
Series 2018-C06, Class 2B1, 8.95%, 3/25/2031 (b)	2,860	3,147
Series 2021-R02, Class 2M2, 6.73%, 11/25/2041 (a) (b)	14,400	14,535
Series 2021-R02, Class 2B1, 8.03%, 11/25/2041 (a) (b)	4,983	5,142
FNMA, REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	384	23
Series 2012-93, Class FS, IF, IO, 1.30%, 9/25/2032 (b)	1,521	132
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	1,272	111
Series 2003-76, Class SB, IF, IO, 2.20%, 8/25/2033 (b)	1,141	109
Series 2021-13, Class DI, IO, 3.50%, 1/25/2036	5,330	588
Series 2006-42, Class LI, IF, IO, 1.71%, 6/25/2036 (b)	972	102
Series 2011-79, Class SD, IF, IO, 1.05%, 8/25/2041 (b)	2,835	311
Series 2011-78, Class JS, IF, IO, 1.15%, 8/25/2041 (b)	1,372	117
Series 2012-133, Class HS, IF, IO, 1.30%, 12/25/2042 (b)	162	17
Series 2012-148, Class US, IF, 6.71%, 1/25/2043 (b)	1,016	822
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	241	31
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	252	42
Series 2016-56, Class ST, IF, IO, 1.15%, 8/25/2046 (b)	4,288	477
Series 2016-95, Class ES, IF, IO, 1.15%, 12/25/2046 (b)	1,366	155
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	271	49
Series 2017-6, Class SB, IF, IO, 1.20%, 2/25/2047 (b)	91	9
Series 2017-39, Class ST, IF, IO, 1.25%, 5/25/2047 (b)	1,091	127
Series 2017-90, Class SP, IF, IO, 1.30%, 11/25/2047 (b)	2,117	253
Series 2017-112, Class SC, IF, IO, 1.30%, 1/25/2048 (b)	2,764	326
Series 2021-86, Class T, 2.50%, 9/25/2048	16,264	14,400
Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	760	148
Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	1,352	285
Series 2019-37, Class CS, IF, IO, 1.20%, 7/25/2049 (b)	2,991	363
Series 2020-89, Class GI, IO, 3.00%, 12/25/2050	47,784	8,134
Series 2020-100, Class IA, IO, 3.00%, 1/25/2051	81,432	13,896
Series 2024-25, Class ZA, 6.00%, 9/25/2053	13,462	13,725
Series 2024-25, Class ZB, 5.50%, 3/25/2054	10,016	10,091
FNMA, STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	27	1
Series 421, Class C3, IO, 4.00%, 7/25/2030	145	7
G Mitt Frn Series 2023-EB, 9.38%, 6/27/2025 ‡ (a)	12,290	12,290
GCAT Trust
Series 2020-NQM1, Class M1, 2.93%, 1/25/2060 (a) (b)	10,871	9,718
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (a) (b)	3,000	2,485
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	24	24
GNMA
Series 2013-182, Class MS, IF, IO, 1.42%, 12/20/2043 (b)	7,080	773
Series 2016-108, Class SN, IF, IO, 1.36%, 8/20/2046 (b)	9,833	1,302
Series 2016-108, Class SM, IF, IO, 1.38%, 8/20/2046 (b)	2,350	313
Series 2016-147, Class AS, IF, IO, 1.38%, 10/20/2046 (b)	4,262	578
Series 2017-36, Class SL, IF, IO, 1.48%, 3/16/2047 (b)	5,752	757

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	257	5
Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	71	16
Series 2019-65, Class ST, IF, IO, 1.33%, 5/20/2049 (b)	8,351	800
Series 2019-86, Class ST, IF, IO, 1.38%, 7/20/2049 (b)	4,395	389
Series 2019-120, Class DS, IF, IO, 1.33%, 9/20/2049 (b)	7,599	932
Series 2019-132, Class SK, IF, IO, 1.33%, 10/20/2049 (b)	6,456	676
Series 2020-86, Class TS, IF, IO, 0.88%, 6/20/2050 (b)	10,038	1,250
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	148,017	21,331
Series 2021-23, Class IA, IO, 2.50%, 2/20/2051	73,233	10,110
Series 2021-81, Class IC, IO, 3.00%, 5/20/2051	18,152	2,846
Series 2021-91, Class CI, IO, 3.00%, 5/20/2051	15,534	2,447
Series 2021-117, Class NI, IO, 3.00%, 7/20/2051	51,247	8,068
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	60,339	9,532
Series 2021-162, Class NZ, 2.50%, 9/20/2051	4,836	3,188
Series 2021-162, Class Z, 2.50%, 9/20/2051	4,961	3,289
Series 2021-165, Class ZJ, 2.50%, 9/20/2051	4,952	3,096
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	19,220	3,049
Series 2023-102, Class BG, 5.50%, 7/20/2053	2,519	2,547
Series 2024-27, Class GB, 5.00%, 2/20/2054	2,000	1,937
Series 2015-H13, Class GI, IO, 1.61%, 4/20/2065 (b)	430	11
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	16	16
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (b)	156	19
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 5.29%, 9/25/2035 (b)	78	75
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 5.08%, 1/25/2047 (b)	5,694	5,220
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 10.23%, 10/25/2034 (a) (b)	12,500	13,174
Homeward Opportunities Fund Trust Series 2024-RTL1, Class A1, 7.12%, 7/25/2029 (a) (l)	23,720	23,907
Impac CMB Trust Series 2005-1, Class 1A2, 5.32%, 4/25/2035 (b)	107	102
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 4.07%, 9/25/2037 (b)	11,637	7,445
JPMorgan Alternative Loan Trust Series 2006-S3, Class A4, 6.81%, 8/25/2036 (l)	957	921
JPMorgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	27	27
Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	11,066	5,117
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (l)	23,380	23,491
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (l)	2,750	2,783
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (a) (l)	10,000	10,174
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (a) (l)	2,925	2,954
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (a) (l)	3,825	3,874
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (a) (l)	13,810	13,935
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (a) (l)	4,329	4,342
Series 2024-RTL4, Class A2, 6.09%, 7/25/2039 (a) (l)	2,673	2,661
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (l)	9,582	9,496
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.90%, 8/25/2033 (b)	24	13
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	21	20
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 7.07%, 8/25/2033 (b)	27	26
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (l)	18,890	18,911
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (l)	18,371	18,380

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057 (a) (b)	6,914	222
Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058 (a) (b)	17,041	746
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (b)	3,042	2,648
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (l)	3,000	2,967
OBX Trust
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (a) (l)	5,204	5,270
Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (a) (l)	2,930	2,956
PHH Mortgage Corp., 9.00%, 5/25/2025 ‡ (a)	15,000	14,944
PRET LLC
Series 2024-NPL7, Class A1, 5.93%, 10/25/2054 (a) (l)	11,475	11,431
Series 2024-NPL8, Class A1, 5.96%, 11/25/2054 ‡ (a) (c) (l)	9,351	9,351
PRPM LLC
Series 2020-4, Class A2, 9.19%, 10/25/2025 (a) (l)	7,687	7,696
Series 2020-6, Class A1, 6.36%, 11/25/2025 (a) (l)	1,660	1,663
Series 2021-8, Class A2, 6.60%, 9/25/2026 (a) (b)	4,563	4,452
Series 2024-1, Class A1, 6.96%, 2/25/2029 (a) (l)	6,020	6,039
Series 2024-2, Class A1, 7.03%, 3/25/2029 (a) (l)	5,958	5,965
Series 2024-5, Class A1, 5.69%, 9/25/2029 (a) (l)	2,191	2,172
Series 2024-7, Class A1, 5.87%, 11/25/2029 ‡ (a) (l)	6,000	6,028
Series 2024-8, Class A2, 8.84%, 12/25/2029 ‡ (a) (c) (l)	2,000	2,000
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	24	24
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 11.48%, 9/25/2032 (a) (b)	9,000	9,511
STACR Trust Series 2018-HRP2, Class B1, 9.05%, 2/25/2047 (a) (b)	2,825	3,140
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	1,150	931
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 6.35%, 10/25/2037 (b)	1,572	1,442
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 5.55%, 5/25/2047 (b)	12,447	9,880
Toorak Mortgage Trust Series 2024-2, Class A1, 6.33%, 10/25/2031 (a) (l)	9,500	9,458
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (l)	1,306	1,266
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	30,000	24,702
Verus Securitization Trust
Series 2019-INV3, Class B1, 3.73%, 11/25/2059 (a) (b)	7,606	6,913
Series 2020-1, Class M1, 3.02%, 1/25/2060 (a) (b)	1,990	1,850
Series 2022-4, Class A1, 4.47%, 4/25/2067 (a) (l)	778	772
Series 2023-1, Class A1, 5.85%, 12/25/2067 (a) (l)	994	995
Series 2023-2, Class A1, 6.19%, 3/25/2068 (a) (l)	6,447	6,479
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (l)	5,691	5,696
Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054 (a) (b)	820	651
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (l)	11,387	11,219
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	46	45
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 6.26%, 8/25/2033 (b)	65	64
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	40	39
Series 2005-AR7, Class A3, 6.25%, 8/25/2035 (b)	43	44
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR8, Class 2A, 5.78%, 10/25/2046 (b)	1,951	1,658
Total Collateralized Mortgage Obligations (Cost $1,117,651)		1,115,668

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 3.4%
Arab Republic of Egypt
7.60%, 3/1/2029 (j)	4,200	4,071
7.63%, 5/29/2032 (j)	4,000	3,580
7.30%, 9/30/2033 (j)	1,100	946
8.50%, 1/31/2047 (j)	2,300	1,851
8.88%, 5/29/2050 (j)	1,700	1,409
Banque Centrale de Tunisie 5.75%, 1/30/2025 (j)	1,465	1,439
Benin Government Bond 7.96%, 2/13/2038 (a)	6,660	6,469
Commonwealth of the Bahamas 6.00%, 11/21/2028 (j)	1,100	1,052
Democratic Socialist Republic of Sri Lanka 6.20%, 5/11/2027 (d) (j)	3,000	1,999
Dominican Republic Government Bond
7.05%, 2/3/2031 (a)	1,230	1,280
6.00%, 2/22/2033 (a)	753	742
6.00%, 2/22/2033 (j)	8,400	8,274
6.40%, 6/5/2049 (j)	1,600	1,569
5.88%, 1/30/2060 (a)	11,450	10,236
5.88%, 1/30/2060 (j)	13,200	11,801
Federal Republic of Nigeria
6.50%, 11/28/2027 (j)	5,400	5,127
6.13%, 9/28/2028 (a)	6,347	5,771
7.14%, 2/23/2030 (j)	16,000	14,480
7.38%, 9/28/2033 (a)	3,405	2,879
7.70%, 2/23/2038 (j)	4,700	3,812
8.25%, 9/28/2051 (a)	3,263	2,579
Federative Republic of Brazil 7.13%, 5/13/2054	2,605	2,587
Gabonese Republic
6.95%, 6/16/2025 (j)	563	548
7.00%, 11/24/2031 (a)	1,143	891
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (j)	4,600	4,371
7.38%, 10/10/2047 (j)	7,600	7,061
Islamic Republic of Pakistan
8.25%, 9/30/2025 (j)	3,100	3,051
6.00%, 4/8/2026 (a)	15,085	14,114
7.38%, 4/8/2031 (a)	5,013	4,191
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	2,870	3,128
Kingdom of Bahrain
6.75%, 9/20/2029 (j)	1,700	1,738
5.45%, 9/16/2032 (a)	8,389	7,818
Kingdom of Morocco 6.50%, 9/8/2033 (j)	900	942
Republic of Angola
8.25%, 5/9/2028 (j)	1,900	1,801
8.00%, 11/26/2029 (a)	3,620	3,267
8.00%, 11/26/2029 (j)	11,400	10,288
8.75%, 4/14/2032 (a)	5,266	4,713
8.75%, 4/14/2032 (j)	800	716
9.13%, 11/26/2049 (j)	5,700	4,660
Republic of Armenia 3.60%, 2/2/2031 (a)	1,960	1,631

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Colombia
8.00%, 4/20/2033	2,010	2,099
7.50%, 2/2/2034	860	863
8.75%, 11/14/2053	4,568	4,790
Republic of Costa Rica
6.13%, 2/19/2031 (j)	4,200	4,238
6.55%, 4/3/2034 (a)	3,300	3,394
5.63%, 4/30/2043 (j)	1,200	1,094
7.00%, 4/4/2044 (j)	1,000	1,034
7.30%, 11/13/2054 (a)	4,403	4,675
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (j)	16,537	16,458
6.13%, 6/15/2033 (j)	15,000	13,612
8.25%, 1/30/2037 (a)	1,488	1,481
Republic of Ecuador 5.00%, 7/31/2040 (j) (l)	4,800	2,400
Republic of El Salvador
8.63%, 2/28/2029 (j)	4,669	4,779
0.25%, 4/17/2030 (a)	9,300	139
9.25%, 4/17/2030 (a)	9,300	9,780
7.63%, 2/1/2041 (j)	2,900	2,629
7.12%, 1/20/2050 (j)	4,400	3,700
9.65%, 11/21/2054 (a)	7,327	7,708
Republic of Ghana
0.0%, 7/3/2026 (a)	407	380
5.00%, 7/3/2029 (a) (l)	3,078	2,697
0.0%, 1/3/2030 (a)	715	563
5.00%, 7/3/2035 (a) (l)	4,427	3,143
Republic of Guatemala
6.60%, 6/13/2036 (a)	1,420	1,440
4.65%, 10/7/2041 (a)	1,400	1,106
Republic of Honduras
6.25%, 1/19/2027 (j)	3,000	2,910
8.63%, 11/27/2034 (a)	3,660	3,649
Republic of Iraq 5.80%, 1/15/2028 (j)	6,737	6,537
Republic of Kenya
9.75%, 2/16/2031 (a)	2,066	2,066
8.00%, 5/22/2032 (j)	3,500	3,206
8.25%, 2/28/2048 (j)	2,600	2,179
Republic of Montenegro 7.25%, 3/12/2031 (a)	4,923	5,109
Republic of Namibia 5.25%, 10/29/2025 (j)	4,900	4,859
Republic of Panama 7.88%, 3/1/2057	2,000	2,085
Republic of Paraguay, 6.10%, 8/11/2044 (j)	14,075	13,939
Republic of Rwanda 5.50%, 8/9/2031 (a)	8,000	6,792
Republic of Senegal
6.25%, 5/23/2033 (j)	11,000	9,240
6.75%, 3/13/2048 (j)	13,100	9,448
Republic of Serbia 6.50%, 9/26/2033 (a)	1,800	1,876

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of South Africa
7.10%, 11/19/2036 (a)	3,478	3,511
5.00%, 10/12/2046	5,100	3,717
5.75%, 9/30/2049	7,406	5,822
7.95%, 11/19/2054 (a)	3,189	3,209
Republic of Turkiye (The)
9.38%, 3/14/2029	4,000	4,476
9.38%, 1/19/2033	1,741	2,003
7.63%, 5/15/2034	6,763	7,042
Republic of Uzbekistan International Bond 7.85%, 10/12/2028 (a)	1,494	1,558
Republic of Zambia 5.75%, 6/30/2033 (a) (l)	1,861	1,646
Romania Government Bond 6.38%, 1/30/2034 (a)	1,574	1,541
State of Mongolia 4.45%, 7/7/2031 (a)	5,600	4,886
Sultanate of Oman Government Bond
7.38%, 10/28/2032 (a)	6,291	7,062
6.50%, 3/8/2047 (j)	600	613
6.75%, 1/17/2048 (j)	6,300	6,579
Suriname Government International Bond 7.95%, 7/15/2033 (e) (j)	3,045	2,771
Total Foreign Government Securities (Cost $420,495)		393,415
Loan Assignments — 1.3% (i) (m)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 1/31/2031	3,660	3,682
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.12%, 3/31/2028	1,935	1,948
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.07%, 8/4/2031	4,021	4,025
MITER Brands Acquisition Holdco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 3/28/2031	3,000	3,024
		7,049
Chemicals — 0.1%
Venator Materials LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 10.00%), 14.65%, 1/16/2026	1,367	1,367
(3-MONTH CME TERM SOFR + 2.00%), 6.66%, 10/12/2028	2,235	2,195
W.R. Grace Holdings LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.85%, 9/22/2028 (n)	3,374	3,396
		6,958
Commercial Services & Supplies — 0.1%
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.75%), 7.89%, 6/21/2028 (n)	3,250	3,266
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan, 0.00%, 10/24/2031	186	187
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.86%, 10/24/2031	2,595	2,608
		6,061
Consumer Staples Distribution & Retail — 0.1%
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡	2,749	2,174
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan + 11.50%, 16.92%, 6/30/2026 ‡	3,031	3,031
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 8.50%), 13.02%, 1/2/2029 ‡	232	232

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Consumer Staples Distribution & Retail — continued
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 2.50%), 7.02%, 1/2/2029 ‡	271	270
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡	70	34
		5,741
Diversified Consumer Services — 0.0% ^
Wand Newco 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%; 3-MONTH CME TERM SOFR + 3.25%), 7.83%, 1/30/2031	2,205	2,219
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.66%, 3/2/2027	2,405	2,417
Wec US Holdings Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.92%, 1/27/2031	2,750	2,760
		5,177
Electronic Equipment, Instruments & Components — 0.1%
Ingram Micro, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.56%, 9/19/2031	1,156	1,166
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 4.25%), 8.50%, 10/10/2031 (n)	5,132	5,132
		6,298
Financial Services — 0.0% ^
Belron Finance US LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.27%, 10/16/2031 (n)	1,849	1,868
Boost Newco Borrower LLC, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.50%), 7.10%, 1/31/2031 (n)	2,406	2,426
		4,294
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.70%, 7/21/2028	3,969	3,984
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.60%, 4/10/2031	6,050	6,066
		10,050
Health Care Equipment & Supplies — 0.0% ^
Avantor Funding, Inc., 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 2.00%), 6.67%, 11/8/2027	547	550
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.94%, 10/23/2028	4,752	4,779
		5,329
Health Care Providers & Services — 0.0% ^
Parexel International, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 11/15/2028 (n)	4,026	4,053
Insurance — 0.0% ^
Hub International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.37%, 6/20/2030	5,489	5,528
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.50%), 8.10%, 2/3/2031	4,001	4,029
MH Sub I LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.82%, 5/3/2028 (n)	4,930	4,935
		8,964
Leisure Products — 0.1%
FGI Operating Co. LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR), 0.00%, 12/31/2024 ‡ (d)	42	4
Varsity Brands LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.27%, 8/26/2031 (n)	6,338	6,342
		6,346

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Machinery — 0.1%
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.07%, 4/5/2029	3,200	3,221
Terex Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.32%, 10/8/2031 (n)	2,800	2,817
		6,038
Media — 0.0% ^
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 9.11%, 1/18/2028	3,459	3,392
DirectV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.85%, 8/2/2027	1,076	1,085
		4,477
Oil, Gas & Consumable Fuels — 0.0% ^
Epic Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.66%, 10/15/2031	3,367	3,389
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 9.63%, 4/20/2028 (n)	2,644	2,727
Jetblue Airways Corp., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 5.50%), 10.27%, 8/13/2029 (n)	3,270	3,305
		6,032
Pharmaceuticals — 0.0% ^
Elanco Animal Health, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.52%, 8/2/2027	1,359	1,359
MI OpCo Holdings, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 7.25%), 12.48%, 3/31/2028	2,876	2,898
		4,257
Professional Services — 0.0% ^
First Advantage Holdings LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 10/31/2031 (n)	4,500	4,539
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.25%, 2/1/2029 (n)	2,800	2,797
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 2/15/2029 (n)	4,000	4,010
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.50%), 7.70%, 9/20/2031 (n)	4,436	4,465
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.85%, 7/6/2029	2,800	2,802
Icon Parent, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.00%), 8.05%, 11/13/2031	4,175	4,202
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.82%, 11/28/2028 (n)	4,067	4,090
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.62%, 2/10/2031 (n)	4,083	4,109
		23,678
Specialty Retail — 0.1%
Claire's Stores, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.17%, 12/18/2026	12	10
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.12%, 3/3/2028	3,315	3,166
PetSmart, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.42%, 2/11/2028 (n)	3,350	3,346
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 10/19/2029	2,405	2,417
		8,939
Total Loan Assignments (Cost $150,254)		153,843
	SHARES (000)
Common Stocks — 0.2%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	7,198	—

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Chemicals — 0.0% ^
Venator Materials plc ‡ *	7	4,452
Diversified Telecommunication Services — 0.0% ^
Frontier Communications Parent, Inc. *	5	164
Windstream Holdings, Inc. ‡ *	—	9
		173
Health Care Providers & Services — 0.0% ^
Envision Healthcare Corp. ‡ *	1	11
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	6	8
iHeartMedia, Inc., Class A *	2	6
		14
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	18	3,220
Pharmaceuticals — 0.1%
Endo GUC Trust ‡ *	10	6
Endo, Inc. *	143	3,265
Mallinckrodt plc ‡ *	65	5,065
		8,336
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (o)	—	—
NMG, Inc. ‡ *	—	1
Rite Aid ‡ *	12	—
		1
Wireless Telecommunication Services — 0.1%
Intelsat SA (Luxembourg) ‡ *	148	4,496
Total Common Stocks (Cost $14,969)		20,703
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	14	14
Electric Utilities — 0.0% ^
SCE Trust VI 5.00%, 1/4/2025 ($25 par value) (p)	199	4,078
Total Preferred Stocks (Cost $4,678)		4,092
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 1/5/2025 ‡ (e) (g) (h) (Cost $258)	—	3,416

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.0% (q) ^
California — 0.0% ^
Los Angeles Community College District, Election of 2008 Series 2010E, GO, 6.75%, 8/1/2049	100	117
Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290	261
Regents of the University of California, Medical Center Pooled Series 2009F, Rev., 6.58%, 5/15/2049	255	286
University of California, Taxable Limited Project Series 2015J, Rev., 4.13%, 5/15/2045	100	92
Total California		756
Colorado — 0.0% ^
Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.00%, 1/15/2045	175	169
Indiana — 0.0% ^
Indianapolis Local Public Improvement Bond Bank, Marion County Health and Hospital Series 2010B-2, Rev., 6.12%, 1/15/2040	240	255
Texas — 0.0% ^
North Texas Tollway Authority, First Tier Series 2009B, Rev., 6.72%, 1/1/2049	131	153
Total Municipal Bonds (Cost $1,496)		1,333
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $—)	—	1
	SHARES (000)
Short-Term Investments — 5.7%
Investment Companies — 5.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.60% (r) (s) (Cost $652,815)	652,584	652,845
Total Investments — 110.8% (Cost $13,151,861)		12,752,824
Liabilities in Excess of Other Assets — (10.8)%		(1,248,060)
NET ASSETS — 100.0%		11,504,764

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
GNMA	Government National Mortgage Association
GO	General Obligation
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Defaulted security.
(e)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2024 is $42,036 or 0.37% of the Fund’s net
assets as of November 30, 2024.

(g)	Security is an interest bearing note with preferred security characteristics.
(h)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2024.

(i)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(j)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(k)	Value is zero.
(l)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of November 30, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of November 30, 2024.
(q)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(r)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(s)	The rate shown is the current yield as of November 30, 2024.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 4.00%, 1/25/2055	(301,200)	(281,731)
GNMA II, Single Family, 30 Year
TBA, 4.00%, 12/15/2054(a)	(264,300)	(248,509)
TBA, 4.50%, 12/15/2054(a)	(89,000)	(85,873)
TBA, 4.00%, 1/15/2055(a)	(190,000)	(178,730)
(Proceeds received of $785,683)		(794,843)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of November 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	2,790	03/20/2025	USD	310,300	3,984
U.S. Treasury 10 Year Ultra Note	4,064	03/20/2025	USD	466,725	8,246
U.S. Treasury Long Bond	22	03/20/2025	USD	2,630	64
U.S. Treasury Ultra Bond	53	03/20/2025	USD	6,749	225
U.S. Treasury 2 Year Note	2,008	03/31/2025	USD	413,899	1,024
U.S. Treasury 5 Year Note	5,916	03/31/2025	USD	636,756	4,831
					18,374
Short Contracts
U.S. Treasury 10 Year Note	(1,537)	03/20/2025	USD	(170,943)	(1,951)
U.S. Treasury 10 Year Ultra Note	(4,299)	03/20/2025	USD	(493,713)	(8,674)
U.S. Treasury Long Bond	(1,211)	03/20/2025	USD	(144,790)	(3,761)
U.S. Treasury Ultra Bond	(724)	03/20/2025	USD	(92,197)	(3,377)
U.S. Treasury 5 Year Note	(323)	03/31/2025	USD	(34,765)	(266)
					(18,029)
					345

Abbreviations
USD	United States Dollar

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of November 30, 2024 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	12/20/2027	0.37	USD39,851	241	(1,048)	(807)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.40	USD31,878	233	(925)	(692)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.40	USD31,878	100	(792)	(692)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.40	USD15,942	30	(376)	(346)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.40	USD7,971	25	(198)	(173)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.40	USD15,935	60	(406)	(346)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.40	USD7,721	72	(240)	(168)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.40	USD44,000	261	(1,217)	(956)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.40	USD4,770	35	(139)	(104)
							1,057	(5,341)	(4,284)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — sell protection (**) as of November 30, 2024 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.11	3.00	Monthly	Citigroup Global Markets, Inc.	11/18/2054	8.23	USD5,000	(250)	(376)	(626)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	8.23	USD12,500	(598)	(968)	(1,566)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	8.23	USD10,000	(426)	(827)	(1,253)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	8.23	USD20,000	(719)	(1,787)	(2,506)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	8.23	USD15,000	(477)	(1,402)	(1,879)
CMBX.NA.BBB-.12	3.00	Monthly	Citigroup Global Markets, Inc.	08/17/2061	9.36	USD7,500	(598)	(801)	(1,399)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.36	USD5,000	(225)	(708)	(933)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.36	USD2,500	(112)	(354)	(466)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.36	USD12,500	(339)	(1,993)	(2,332)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.36	USD12,500	(126)	(2,205)	(2,331)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.36	USD5,500	(60)	(966)	(1,026)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.36	USD8,017	(87)	(1,408)	(1,495)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.36	USD12,500	(54)	(2,278)	(2,332)
CMBX.NA.BBB-.9	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/2058	24.15	USD2,500	(265)	(129)	(394)
CMBX.NA.BBB-.9	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/2058	24.15	USD10,000	(880)	(696)	(1,576)
CMBX.NA.BBB-.9	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/2058	24.15	USD8,000	(593)	(669)	(1,262)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	24.15	USD12,500	(1,733)	(238)	(1,971)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	24.15	USD7,500	(791)	(391)	(1,182)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	24.15	USD7,500	(795)	(387)	(1,182)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	24.15	USD5,000	(459)	(330)	(789)
							(9,587)	(18,913)	(28,500)

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2024 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.43-V1	5.00	Quarterly	12/20/2029	2.95	USD 61,800	(5,070)	(844)	(5,914)
CDX.NA.HY.43-V1	5.00	Quarterly	12/20/2029	2.95	USD 104,684	(7,465)	(2,554)	(10,019)
CDX.NA.HY.43-V1	5.00	Quarterly	12/20/2029	2.95	USD 197,785	(14,107)	(4,822)	(18,929)
CDX.NA.HY.43-V1	5.00	Quarterly	12/20/2029	2.95	USD 440,831	(31,784)	(10,405)	(42,189)
						(58,426)	(18,625)	(77,051)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of November 30, 2024 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	1,057	(4,284)
OTC Credit default swap contracts outstanding - sell protection	(9,587)	(28,500)
Total OTC swap contracts outstanding	(8,530)	(32,784)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,888,312	$270,872	$2,159,184
Collateralized Mortgage Obligations	—	1,047,138	68,530	1,115,668
Commercial Mortgage-Backed Securities	—	3,004,928	105,542	3,110,470
Common Stocks
Broadline Retail	—	—	— (a)	— (a)
Chemicals	—	—	4,452	4,452
Diversified Telecommunication Services	164	—	9	173
Health Care Providers & Services	—	—	11	11
Media	14	—	—	14
Oil, Gas & Consumable Fuels	3,220	—	—	3,220
Pharmaceuticals	3,265	—	5,071	8,336
Specialty Retail	—	—	1	1
Wireless Telecommunication Services	—	—	4,496	4,496
Total Common Stocks	6,663	—	14,040	20,703
Convertible Bonds	—	—	3,416	3,416
Corporate Bonds
Aerospace & Defense	—	42,914	—	42,914
Automobile Components	—	108,109	—	108,109
Automobiles	—	967	—	967
Banks	—	74,052	—	74,052
Beverages	—	8,230	—	8,230
Biotechnology	—	5,544	—	5,544
Broadline Retail	—	26,478	—	26,478
Building Products	—	64,250	—	64,250
Capital Markets	—	8,823	—	8,823
Chemicals	—	115,741	—	115,741
Commercial Services & Supplies	—	86,048	—	86,048
Communications Equipment	—	29,012	—	29,012
Construction & Engineering	—	21,462	—	21,462
Consumer Finance	—	67,299	—	67,299
Consumer Staples Distribution & Retail	—	39,630	3,037	42,667
Containers & Packaging	—	85,153	—	85,153
Distributors	—	2,322	—	2,322
Diversified Consumer Services	—	12,388	—	12,388
Diversified Telecommunication Services	—	225,109	—	225,109
Electric Utilities	—	80,216	—	80,216
Electrical Equipment	—	14,034	—	14,034
Electronic Equipment, Instruments & Components	—	19,617	—	19,617
Energy Equipment & Services	—	20,030	—	20,030
Entertainment	—	37,998	—	37,998
Financial Services	—	35,499	—	35,499
Food Products	—	26,916	—	26,916

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Gas Utilities	$—	$8,049	$—	$8,049
Ground Transportation	—	63,018	1,189	64,207
Health Care Equipment & Supplies	—	38,241	—	38,241
Health Care Providers & Services	—	106,812	—	106,812
Health Care Technology	—	7,700	—	7,700
Hotel & Resort REITs	—	18,662	—	18,662
Hotels, Restaurants & Leisure	—	159,069	—	159,069
Household Durables	—	33,565	—	33,565
Household Products	—	30,473	—	30,473
Independent Power and Renewable Electricity Producers	—	8,718	—	8,718
Leisure Products	—	9,402	—	9,402
Machinery	—	17,201	—	17,201
Marine Transportation	—	5,628	—	5,628
Media	—	270,853	—	270,853
Metals & Mining	—	39,873	—	39,873
Mortgage Real Estate Investment Trusts (REITs)	—	75,370	—	75,370
Multi-Utilities	—	2,484	—	2,484
Oil, Gas & Consumable Fuels	—	390,504	—	390,504
Passenger Airlines	—	33,015	—	33,015
Personal Care Products	—	24,401	—	24,401
Pharmaceuticals	—	99,759	— (a)	99,759
Real Estate Management & Development	—	2,543	—	2,543
Semiconductors & Semiconductor Equipment	—	32,873	—	32,873
Software	—	44,573	—	44,573
Specialized REITs	—	7,910	—	7,910
Specialty Retail	—	81,085	689	81,774
Technology Hardware, Storage & Peripherals	—	18,488	—	18,488
Tobacco	—	1,345	—	1,345
Trading Companies & Distributors	—	49,847	—	49,847
Transportation Infrastructure	—	4,110	—	4,110
Wireless Telecommunication Services	—	17,492	—	17,492
Total Corporate Bonds	—	2,960,904	4,915	2,965,819
Foreign Government Securities	—	393,415	—	393,415
Loan Assignments
Automobile Components	—	3,682	—	3,682
Beverages	—	1,948	—	1,948
Building Products	—	7,049	—	7,049
Chemicals	—	6,958	—	6,958
Commercial Services & Supplies	—	6,061	—	6,061
Consumer Staples Distribution & Retail	—	—	5,741	5,741
Diversified Consumer Services	—	2,219	—	2,219
Electrical Equipment	—	5,177	—	5,177
Electronic Equipment, Instruments & Components	—	6,298	—	6,298
Financial Services	—	4,294	—	4,294
Ground Transportation	—	10,050	—	10,050
Health Care Equipment & Supplies	—	5,329	—	5,329
Health Care Providers & Services	—	4,053	—	4,053

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Insurance	$—	$5,528	$—	$5,528
IT Services	—	8,964	—	8,964
Leisure Products	—	6,342	4	6,346
Machinery	—	6,038	—	6,038
Media	—	4,477	—	4,477
Oil, Gas & Consumable Fuels	—	3,389	—	3,389
Passenger Airlines	—	6,032	—	6,032
Pharmaceuticals	—	4,257	—	4,257
Professional Services	—	4,539	—	4,539
Semiconductors & Semiconductor Equipment	—	2,797	—	2,797
Software	—	23,678	—	23,678
Specialty Retail	—	8,939	—	8,939
Total Loan Assignments	—	148,098	5,745	153,843
Mortgage-Backed Securities	—	2,172,035	—	2,172,035
Municipal Bonds	—	1,333	—	1,333
Preferred Stocks
Broadline Retail	—	—	14	14
Electric Utilities	4,078	—	—	4,078
Total Preferred Stocks	4,078	—	14	4,092
Warrants	—	—	1	1
Short-Term Investments
Investment Companies	652,845	—	—	652,845
Total Investments in Securities	$663,586	$11,616,163	$473,075	$12,752,824
Liabilities
TBA Short Commitment	$—	$(794,843)	$—	$(794,843)
Total Liabilities in Securities Sold Short	$—	$(794,843)	$—	$(794,843)
Appreciation in Other Financial Instruments
Futures Contracts	$18,374	$—	$—	$18,374
Depreciation in Other Financial Instruments
Futures Contracts	(18,029)	—	—	(18,029)
Swaps	—	(42,879)	—	(42,879)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$345	$(42,879)	$—	$(42,534)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2024
Investments in Securities:
Asset-Backed Securities	$338,802	$—	$3,979	$9	$101,020	$(163,660)	$—	$(25,900)	$16,622	$270,872
Collateralized Mortgage Obligations	63,376	—	2,879	— (b)	57,642	(36,161)	5,168	(7,752)	(16,622)	68,530
Commercial Mortgage-Backed Securities	75,443	—	4,193	(1)	961	(6,166)	—	—	31,112	105,542

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2024
Common Stocks	$6,618	$—	$589	$—	$7	$—	$6,826	$—	$—	$14,040
Convertible Bonds	2,759	—	657	—	—	—	—	—	—	3,416
Corporate Bonds	47,491	(6,127)	7,665	97	5,170	(18,819)	550	—	(31,112)	4,915
Loan Assignments	6,156	— (b)	(400)	90	736	(837)	—	—	—	5,745
Preferred Stocks	8	—	6	—	—	—	—	—	—	14
Warrants	4	—	(3)	—	—	—	—	—	—	1
Total	$540,657	$(6,127)	$19,565	$195	$165,536	$(225,643)	$12,544	$(33,652)	$—	$473,075

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations, Corporate Bonds, Asset-Backed Securities and Commercial Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2024, which were valued using significant unobservable inputs (level 3) amounted to $6,995.
There were no significant transfers into or out of level 3 for the period ended November 30, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$28,974	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.82% - 17.38% (7.44%)

Asset-Backed Securities	28,974
	3,728	Terms of Restructuring	Expected Recovery	0.00% - 90.00% (68.63%)

Corporate Bonds	3,728
	3,416	Terms of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	3,416
	- (b )	Terms of Restructuring	Expected Recovery	$0.01 ($0.01)

Common Stocks	- (b )
	3,571	Terms of Exchange Offer	Expected Recovery	8.41% - 100.00% (99.42%)
	2,174	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	26.08% (26.08%)

Loan Assignments	5,745
Total	$41,863

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2024, the value of these investments was $431,212. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
As of November 30, 2024, the Fund held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc.	11/28/2018	$7	$0	0.0%
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.60% (a) (b)	$201,517	$3,087,160	$2,635,825	$(50)	$43	$652,845	652,584	$10,121	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.